united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-23773

Cantor Select Portfolios Trust
(Exact name of registrant as specified in charter)

110 E. 59th Street, New York, NY	10022
(Address of principal executive offices)	(Zip code)

Corporation Services Company
251 Little Falls Drive, Wilmington, Delaware 19808
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 915-1722

Date of fiscal year end:	9/30

Date of reporting period:	9/30/25

Item 1. Reports to Stockholders.

(a)

Cantor Fitzgerald Equity Dividend Plus Fund

Class A (FBPGX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Cantor Fitzgerald Equity Dividend Plus Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://equitydividendplusfund.cantorassetmanagement.com/. You can also request this information by contacting us at (855)-922-6867.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$128	1.24%

How did the Fund perform during the reporting period?

The Cantor Fitzgerald Equity Dividend Plus Fund, Class A Shares, returned net of fees 5.66% for the twelve months ending September 30, 2025, underperforming the S&P 500 Index return of 17.60%. A secondary and more appropriate benchmark, the Russell 1000 Value returned 9.44%.

Over the reporting period, dividend paying stocks such as those preferred in this Fund have lagged the broader market, which has had more of a bias to growth and momentum names. For example, after a tariff panic induced low set on April 7, 2025, the broad market has rallied over 38%. This rally is largely attributable to strength of the large AI-focused companies such as Alphabet, Amazon, Apple, Meta Platforms, Microsoft, NVIDIA, and Tesla, none of which meet the dividend yield minimum for the Fund.

The Fund’s holdings in Information Technology, Financials, Health Care and Utilities were the most positive sectors. Broadcom, Corning, JP Morgan, Wells Fargo, CVS and National Fuel Gas were the individual securities most positively adding to returns. Premiums received from option writing continued to contribute to returns. Lagging sectors were Industrials, Materials. and Consumer Staples. The individual stocks holding back returns the most were UPS, Target, Best Buy, Dow Inc. and Stanley Black & Decker.

As we move forward, the market is poised, in our opinion, to begin a rotation to value based holding such as in this Fund that will benefit from continued GDP growth as easing from the Federal Reserve continues and enormous capital spending on domestic projects unfolds. The Fund will continue to focus on identifying attractively valued companies with above average dividend yields. Cash flow generation from dividends and call option premiums will remain a focus of the Fund. Covered call options are used as individual securities approach the top of the Adviser’s growth and price expectations. In very strong stock markets, this discipline may limit the upside of the securities where options have been written, but in flat to negative markets, it may provide additional return.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Cantor Fitzgerald Equity Dividend Plus Fund	Cantor Fitzgerald Equity Dividend Plus Fund - with load	Russell 1000® Value Index	S&P 500® Index
07/31/23	$10,000	$9,427	$10,000	$10,000
09/30/23	$9,373	$8,836	$9,355	$9,372
09/30/24	$11,965	$11,279	$11,952	$12,778
09/30/25	$12,642	$11,917	$13,080	$15,027

Average Annual Total Returns

	1 Year	Since Inception (July 31, 2023)
Cantor Fitzgerald Equity Dividend Plus Fund
Without Load	5.66%	11.42%
With Load	-0.42%	8.43%
Russell 1000® Value Index	9.44%	13.19%
S&P 500® Index	17.60%	20.67%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$74,217,941
Number of Portfolio Holdings	67
Advisory Fee (net of waivers)	$309,822
Portfolio Turnover	33%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	92.8%
Money Market Funds	7.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.4%
Equity Option	-1.0%
Real Estate	1.3%
Communications	4.1%
Consumer Discretionary	4.4%
Utilities	4.6%
Materials	4.8%
Money Market Funds	7.3%
Industrials	9.2%
Energy	9.9%
Health Care	13.1%
Consumer Staples	13.4%
Technology	14.5%
Financials	14.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
CVS Health Corporation	4.0%
Corning, Inc.	3.8%
JPMorgan Chase & Company	3.4%
Emerson Electric Company	2.8%
Wells Fargo & Company	2.8%
Cisco Systems, Inc.	2.8%
Mondelez International, Inc. - Class A	2.7%
Hewlett Packard Enterprise Company	2.6%
United Parcel Service, Inc. - Class B	2.5%
Johnson & Johnson	2.4%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Cantor Fitzgerald Equity Dividend Plus Fund - Class A (FBPGX)

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://equitydividendplusfund.cantorassetmanagement.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-FBPGX

Cantor Fitzgerald Equity Dividend Plus Fund

Institutional Class (FBPEX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Cantor Fitzgerald Equity Dividend Plus Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://equitydividendplusfund.cantorassetmanagement.com/. You can also request this information by contacting us at (855)-922-6867.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$102	0.99%

How did the Fund perform during the reporting period?

The Cantor Fitzgerald Equity Dividend Plus Fund, Institutional Shares, returned net of fees 5.83% for the twelve months ending September 30, 2025, underperforming the S&P 500 Index return of 17.60%. A secondary and more appropriate benchmark, the Russell 1000 Value returned 9.44%.

Over the reporting period, dividend paying stocks such as those preferred in this Fund have lagged the broader market, which has had more of a bias to growth and momentum names. For example, after a tariff panic induced low set on April 7, 2025, the broad market has rallied over 38%. This rally is largely attributable to strength of the large AI-focused companies such as Alphabet, Amazon, Apple, Meta Platforms, Microsoft, NVIDIA, and Tesla, none of which meet the dividend yield minimum for the Fund.

The Fund’s holdings in Information Technology, Financials, Health Care and Utilities were the most positive sectors. Broadcom, Corning, JP Morgan, Wells Fargo, CVS and National Fuel Gas were the individual securities most positively adding to returns. Premiums received from option writing continued to contribute to returns. Lagging sectors were Industrials, Materials. and Consumer Staples. The individual stocks holding back returns the most were UPS, Target, Best Buy, Dow Inc. and Stanley Black & Decker.

As we move forward, the market is poised, in our opinion, to begin a rotation to value based holding, such as in this Fund, that will benefit from continued GDP growth as easing from the Federal Reserve continues and enormous capital spending on domestic projects unfolds. The Fund will continue to focus on identifying attractively valued companies with above average dividend yields. Cash flow generation from dividends and call option premiums will remain a focus of the Fund. Covered call options are used as individual securities approach the top of the Adviser’s growth and price expectations. In very strong stock markets, this discipline may limit the upside of the securities where options have been written, but in flat to negative markets, it may provide additional return.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Cantor Fitzgerald Equity Dividend Plus Fund	Russell 1000® Value Index	S&P 500® Index
Sep-2015	$10,000	$10,000	$10,000
Sep-2016	$11,506	$11,619	$11,543
Sep-2017	$13,257	$13,377	$13,691
Sep-2018	$15,014	$14,641	$16,143
Sep-2019	$14,856	$15,227	$16,830
Sep-2020	$13,185	$14,461	$19,380
Sep-2021	$18,688	$19,525	$25,194
Sep-2022	$17,484	$17,306	$21,296
Sep-2023	$18,594	$19,805	$25,900
Sep-2024	$23,576	$25,303	$35,315
Sep-2025	$24,951	$27,692	$41,530

Average Annual Total Returns

	1 Year	5 Years	10 Years
Cantor Fitzgerald Equity Dividend Plus Fund	5.83%	13.61%	9.57%
Russell 1000® Value Index	9.44%	13.87%	10.72%
S&P 500® Index	17.60%	16.47%	15.30%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$74,217,941
Number of Portfolio Holdings	67
Advisory Fee (net of waivers)	$309,822
Portfolio Turnover	33%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	92.8%
Money Market Funds	7.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.4%
Equity Option	-1.0%
Real Estate	1.3%
Communications	4.1%
Consumer Discretionary	4.4%
Utilities	4.6%
Materials	4.8%
Money Market Funds	7.3%
Industrials	9.2%
Energy	9.9%
Health Care	13.1%
Consumer Staples	13.4%
Technology	14.5%
Financials	14.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
CVS Health Corporation	4.0%
Corning, Inc.	3.8%
JPMorgan Chase & Company	3.4%
Emerson Electric Company	2.8%
Wells Fargo & Company	2.8%
Cisco Systems, Inc.	2.8%
Mondelez International, Inc. - Class A	2.7%
Hewlett Packard Enterprise Company	2.6%
United Parcel Service, Inc. - Class B	2.5%
Johnson & Johnson	2.4%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Cantor Fitzgerald Equity Dividend Plus Fund - Institutional Class (FBPEX)

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://equitydividendplusfund.cantorassetmanagement.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-FBPEX

Cantor Fitzgerald Equity Opportunity Fund

Class A (ATGAX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Cantor Fitzgerald Equity Opportunity Fund for the period of January 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://equityopportunityfund.cantorassetmanagement.com/. You can also request this information by contacting us at (833) 764-2266. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$116	1.42%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The Cantor Fitzgerald Equity Opportunity Fund, Class A Shares, returned 18.67%, net of fees for the nine months to end the fiscal year on September 30, 2025, outpacing the MSCI USA Mid Cap Index return of 8.62%.

The Fund’s holdings in the Communication Services and Materials sectors were the most significant contributors to positive relative performance, while its positioning in Health Care and Information Technology (IT) sectors were lagging.

The Fund’s two holdings in the Communication Services sector were both strong contributors to performance for the nine-month period. Roblox (+140.4%), a platform for 3-D content development, saw surging bookings and growth in daily active users. Take-Two Interactive (+39.8%), an interactive gaming and entertainment solutions company, saw positive reaction to the upcoming schedule of game releases. In the Materials sector, gold and minerals mining company Barrick Mining (+112.2%) was the top contributor.

On the negative side, in Health Care, life sciences company Illumina (-42.3%) delivered solid earnings but suggested caution regarding government funding going forward. Pharmaceutical sales and data services provider IQVIA (-30.5%) continued to disappoint on operating margin as customers were scrutinizing service budgets.

In the Information Technology sector, the Fund did not own top performing companies Cloudflare and Seagate Technology. Among stocks held in the Fund, software company Elastic (-15.7%) was the primary detractor, as revenue generation lagged expectations.

Markets remain intensely focused on whether the unprecedented AI-led valuation surge is sustainable, with history suggesting caution. Fiscal spending, fintech productivity, and resilient consumer demand are pushing growth expectations higher, but trade and inflation uncertainty leaves significant room for surprises. We continue to see opportunities in equity markets and expect favorable returns to companies that can effectively navigate the uncertainty and deliver unexpectedly good earnings.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Cantor Fitzgerald Equity Opportunity Fund	Cantor Fitzgerald Equity Opportunity Fund - with load	MSCI USA Mid Cap Index	S&P 500® Index
09/30/15	$10,000	$9,574	$10,000	$10,000
09/30/16	$10,915	$10,451	$11,312	$11,543
09/30/17	$12,237	$11,716	$13,038	$13,691
09/30/18	$13,353	$12,784	$14,920	$16,143
09/30/19	$14,189	$13,584	$15,273	$16,830
09/30/20	$14,021	$13,424	$16,255	$19,380
09/30/21	$18,298	$17,519	$22,758	$25,194
09/30/22	$15,894	$15,217	$18,276	$21,296
09/30/23	$16,794	$16,079	$20,298	$25,900
09/30/24	$20,336	$19,470	$26,325	$35,315
09/30/25	$24,447	$23,406	$28,469	$41,530

Average Annual Total Returns

	1 Year	5 Years	10 Years
Cantor Fitzgerald Equity Opportunity Fund
Without Load	20.22%	11.76%	9.35%
With Load	15.11%	10.80%	8.88%
MSCI USA Mid Cap Index	8.14%	11.86%	11.03%
S&P 500® Index	17.60%	16.47%	15.30%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$76,096,257
Number of Portfolio Holdings	47
Advisory Fee	$438,799
Portfolio Turnover	17%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.5%
Money Market Funds	1.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	1.5%
Health Care	4.1%
Materials	5.4%
Consumer Discretionary	6.0%
Energy	6.2%
Communications	6.7%
Utilities	7.1%
Real Estate	8.4%
Financials	15.2%
Industrials	18.9%
Technology	20.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Arista Networks, Inc.	4.0%
Coherent Corp.	3.9%
ROBLOX Corporation - Class A	3.8%
Adtalem Global Education, Inc.	3.8%
Cadence Design Systems, Inc.	3.7%
WEC Energy Group, Inc.	3.5%
Barrick Mining Corporation	3.4%
Quanta Services, Inc.	3.3%
MetLife, Inc.	3.2%
Cboe Global Markets, Inc.	3.2%

Material Fund Changes

Effective June 27, 2025, the Fund changed its fiscal year end from December 31st to September 30th of each year.

Cantor Fitzgerald Equity Opportunity Fund - Class A (ATGAX)

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://equityopportunityfund.cantorassetmanagement.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-ATGAX

Cantor Fitzgerald Equity Opportunity Fund

Institutional (ATGYX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Cantor Fitzgerald Equity Opportunity Fund for the period of January 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://equityopportunityfund.cantorassetmanagement.com/. You can also request this information by contacting us at (833) 764-2266. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$96	1.17%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The Cantor Fitzgerald Equity Opportunity Fund, Institutional Shares, returned 18.93%, net of fees for the nine months to end the fiscal year on September 30, 2025, outpacing the MSCI USA Mid Cap Index return of 8.62%.

The Fund’s holdings in the Communication Services and Materials sectors were the most significant contributors to positive relative performance, while its positioning in Health Care and Information Technology (IT) sectors were lagging.

The Fund’s two holdings in the Communication Services sector were both strong contributors to performance for the nine-month period. Roblox (+140.4%), a platform for 3-D content development, saw surging bookings and growth in daily active users. Take-Two Interactive (+39.8%), an interactive gaming and entertainment solutions company, saw positive reaction to the upcoming schedule of game releases. In the Materials sector, gold and minerals mining company Barrick Mining (+112.2%) was the top contributor.

On the negative side, in Health Care, life sciences company Illumina (-42.3%) delivered solid earnings but suggested caution regarding government funding going forward. Pharmaceutical sales and data services provider IQVIA (-30.5%) continued to disappoint on operating margin as customers were scrutinizing service budgets.

In the Information Technology sector, the Fund did not own top performing companies Cloudflare and Seagate Technology. Among stocks held in the Fund, software company Elastic (-15.7%) was the primary detractor, as revenue generation lagged expectations.

Markets remain intensely focused on whether the unprecedented AI-led valuation surge is sustainable, with history suggesting caution. Fiscal spending, fintech productivity, and resilient consumer demand are pushing growth expectations higher, but trade and inflation uncertainty leaves significant room for surprises. We continue to see opportunities in equity markets and expect favorable returns to companies that can effectively navigate the uncertainty and deliver unexpectedly good earnings.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Cantor Fitzgerald Equity Opportunity Fund	MSCI USA Mid Cap Index	S&P 500® Index
Sep-2015	$10,000	$10,000	$10,000
Sep-2016	$10,946	$11,312	$11,543
Sep-2017	$12,310	$13,038	$13,691
Sep-2018	$13,473	$14,920	$16,143
Sep-2019	$14,356	$15,273	$16,830
Sep-2020	$14,231	$16,255	$19,380
Sep-2021	$18,629	$22,758	$25,194
Sep-2022	$16,231	$18,276	$21,296
Sep-2023	$17,200	$20,298	$25,900
Sep-2024	$20,891	$26,325	$35,315
Sep-2025	$25,181	$28,469	$41,530

Average Annual Total Returns

	1 Year	5 Years	10 Years
Cantor Fitzgerald Equity Opportunity Fund	20.54%	12.09%	9.68%
MSCI USA Mid Cap Index	8.14%	11.86%	11.03%
S&P 500® Index	17.60%	16.47%	15.30%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$76,096,257
Number of Portfolio Holdings	47
Advisory Fee	$438,799
Portfolio Turnover	17%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.5%
Money Market Funds	1.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	1.5%
Health Care	4.1%
Materials	5.4%
Consumer Discretionary	6.0%
Energy	6.2%
Communications	6.7%
Utilities	7.1%
Real Estate	8.4%
Financials	15.2%
Industrials	18.9%
Technology	20.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Arista Networks, Inc.	4.0%
Coherent Corp.	3.9%
ROBLOX Corporation - Class A	3.8%
Adtalem Global Education, Inc.	3.8%
Cadence Design Systems, Inc.	3.7%
WEC Energy Group, Inc.	3.5%
Barrick Mining Corporation	3.4%
Quanta Services, Inc.	3.3%
MetLife, Inc.	3.2%
Cboe Global Markets, Inc.	3.2%

Material Fund Changes

Effective June 27, 2025, the Fund changed its fiscal year end from December 31st to September 30th of each year.

Cantor Fitzgerald Equity Opportunity Fund - Institutional (ATGYX)

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://equityopportunityfund.cantorassetmanagement.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-ATGYX

Cantor Fitzgerald High Income Fund

Class A (ATPAX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Cantor Fitzgerald High Income Fund for the period of January 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://highincomefund.cantorassetmanagement.com/. You can also request this information by contacting us at (833) 764-2266. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$92	1.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

For the period January 1, 2025 through September 30, 2025, the Cantor Fitzgerald High Income Fund (the “Fund”) Class A Shares (ATPAX) generated a 5.14% total return, underperforming the 7.2% return of the Bloomberg U.S. Corporate High Yield Index (the “High Yield Index or Index”). The underperformance of ATPAX in the period may be attributed to the Fund’s focus on higher quality credits and shorter duration, among other factors. The major drivers of performance for the U.S. Corporate High Yield market were primarily high starting yields, resilient company fundamentals, and tightening credit spreads. Performance was generally positive, with high yield bonds outperforming U.S. Treasuries, particularly in the first half of 2025, but was accompanied by increased volatility due to shifting interest rate expectations and policy uncertainty.

Although High Yield bonds saw a quick, knee-jerk reaction to proposed tariffs announced in early April, the Index recovered quickly. Supply/demand dynamics in the High Yield market provided a strong bid for bonds from yield-hungry investors, as a large portion of the new issues were related to refinance activity. Performance over the period was strong across credit quality, with CCC-rated issues leading the market higher, up 8.1%, compared to BB’s (+7.4%) and B-rated bonds returning 6.8%.

With an underweight position in the Communication sector (4.9% vs. 15.3%) during the period and the Fund’s positions in the sector producing lower returns than those in the Index (8.8% vs. 9.7%), the Communication sector detracted about 26 basis points from performance. Additionally, an overweight position in the Consumer Cyclical sector (23.9% vs. 19.7%) detracted from performance as positions in the portfolio (+5.9%) and the Index (+6.8%) both trailed the overall High Yield market (+7.2%). However, the Fund benefitted from its slightly overweight position in the Other Industrials sector (3.1% vs. 1.1%), as its lone position in the sector (Tutor Perini Corp. 11.875% due 2029) was up 9.8%, adding 8 basis points in incremental return.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Cantor Fitzgerald High Income Fund	Cantor Fitzgerald High Income Fund - with load	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High Yield Index
09/30/15	$10,000	$9,597	$10,000	$10,000
09/30/16	$10,577	$10,150	$10,519	$11,273
09/30/17	$11,200	$10,749	$10,527	$12,274
09/30/18	$11,226	$10,773	$10,399	$12,649
09/30/19	$11,774	$11,299	$11,470	$13,453
09/30/20	$12,346	$11,848	$12,271	$13,890
09/30/21	$13,201	$12,669	$12,161	$15,457
09/30/22	$11,996	$11,512	$10,385	$13,271
09/30/23	$12,987	$12,463	$10,452	$14,635
09/30/24	$14,424	$13,843	$11,662	$16,939
09/30/25	$15,178	$14,566	$11,998	$18,194

Average Annual Total Returns

	1 Year	5 Years	10 Years
Cantor Fitzgerald High Income Fund
Without Load	5.23%	4.22%	4.26%
With Load	0.96%	3.38%	3.83%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Bloomberg U.S. Corporate High Yield Index	7.41%	5.55%	6.17%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$50,592,930
Number of Portfolio Holdings	54
Advisory Fee	$230,882
Portfolio Turnover	21%

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	97.1%
Money Market Funds	2.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Utilities	1.0%
Materials	2.0%
Health Care	2.0%
Money Market Funds	2.9%
Financials	5.6%
Consumer Staples	6.4%
Communications	8.6%
Technology	9.3%
Energy	12.6%
Real Estate	12.9%
Consumer Discretionary	17.4%
Industrials	18.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Tutor Perini Corporation 144A	3.3%
Venture Global LNG, Inc. 144A	3.2%
TransDigm, Inc. 144A	3.1%
Century Communities, Inc.	3.0%
US Foods, Inc. 144A	2.9%
Transocean Titan Financing Ltd. 144A	2.9%
Elastic NV 144A	2.8%
ROBLOX Corp 144A	2.8%
Rithm Capital Corp 144A	2.5%
RHP Hotel Properties LP / RHP Finance Corp 144A	2.5%

Material Fund Changes

Effective June 27, 2025, the Fund changed its fiscal year end from December 31st to September 30th of each year.

Cantor Fitzgerald High Income Fund - Class A (ATPAX)

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://highincomefund.cantorassetmanagement.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-ATPAX

Cantor Fitzgerald High Income Fund

Institutional (ATPYX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Cantor Fitzgerald High Income Fund for the period of January 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://highincomefund.cantorassetmanagement.com/. You can also request this information by contacting us at (833) 764-2266. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$77	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

For the period January 1, 2025 through September 30, 2025, the Cantor Fitzgerald High Income Fund (the “Fund”) Institutional Class (ATPYX) generated a 5.30% total return, underperforming the 7.2% return of the Bloomberg U.S. Corporate High Yield Index (the “High Yield Index or Index”). The underperformance of ATPYX in the period may be attributed to the Fund’s focus on higher quality credits and shorter duration, among other factors. The major drivers of performance for the U.S. Corporate High Yield market were primarily high starting yields, resilient company fundamentals, and tightening credit spreads. Performance was generally positive, with high yield bonds outperforming U.S. Treasuries, particularly in the first half of 2025, but was accompanied by increased volatility due to shifting interest rate expectations and policy uncertainty.

Although High Yield bonds saw a quick, knee-jerk reaction to proposed tariffs announced in early April, the Index recovered quickly. Supply/demand dynamics in the High Yield market provided a strong bid for bonds from yield-hungry investors, as a large portion of the new issues were related to refinance activity. Performance over the period was strong across credit quality, with CCC-rated issues leading the market higher, up 8.1%, compared to BB’s (+7.4%) and B-rated bonds returning 6.8%.

With an underweight position in the Communication sector (4.9% vs. 15.3%) during the period and the Fund’s positions in the sector producing lower returns than those in the Index (8.8% vs. 9.7%), the Communication sector detracted about 26 basis points from performance. Additionally, an overweight position in the Consumer Cyclical sector (23.9% vs. 19.7%) detracted from performance as positions in the portfolio (+5.9%) and the Index (+6.8%) both trailed the overall High Yield market (+7.2%). However, the Fund benefitted from its slightly overweight position in the Other Industrials sector (3.1% vs. 1.1%), as its lone position in the sector (Tutor Perini Corp. 11.875% due 2029) was up 9.8%, adding 8 basis points in incremental return.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Cantor Fitzgerald High Income Fund	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High Yield Index
Sep-2015	$10,000	$10,000	$10,000
Sep-2016	$10,586	$10,519	$11,273
Sep-2017	$11,246	$10,527	$12,274
Sep-2018	$11,294	$10,399	$12,649
Sep-2019	$11,855	$11,470	$13,453
Sep-2020	$12,456	$12,271	$13,890
Sep-2021	$13,330	$12,161	$15,457
Sep-2022	$12,151	$10,385	$13,271
Sep-2023	$13,197	$10,452	$14,635
Sep-2024	$14,687	$11,662	$16,939
Sep-2025	$15,485	$11,998	$18,194

Average Annual Total Returns

	1 Year	5 Years	10 Years
Cantor Fitzgerald High Income Fund	5.43%	4.45%	4.47%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Bloomberg U.S. Corporate High Yield Index	7.41%	5.55%	6.17%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$50,592,930
Number of Portfolio Holdings	54
Advisory Fee	$230,882
Portfolio Turnover	21%

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	97.1%
Money Market Funds	2.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Utilities	1.0%
Materials	2.0%
Health Care	2.0%
Money Market Funds	2.9%
Financials	5.6%
Consumer Staples	6.4%
Communications	8.6%
Technology	9.3%
Energy	12.6%
Real Estate	12.9%
Consumer Discretionary	17.4%
Industrials	18.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Tutor Perini Corporation 144A	3.3%
Venture Global LNG, Inc. 144A	3.2%
TransDigm, Inc. 144A	3.1%
Century Communities, Inc.	3.0%
US Foods, Inc. 144A	2.9%
Transocean Titan Financing Ltd. 144A	2.9%
Elastic NV 144A	2.8%
ROBLOX Corp 144A	2.8%
Rithm Capital Corp 144A	2.5%
RHP Hotel Properties LP / RHP Finance Corp 144A	2.5%

Material Fund Changes

Effective June 27, 2025, the Fund changed its fiscal year end from December 31st to September 30th of each year.

Cantor Fitzgerald High Income Fund - Institutional (ATPYX)

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://highincomefund.cantorassetmanagement.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-ATPYX

Cantor Fitzgerald International Equity Fund

Class A (CFIOX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Cantor Fitzgerald International Equity Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://InternationalEquityFund.cantorassetmanagement.com. You can also request this information by contacting us at (855)-922-6867.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$139	1.24%

How did the Fund perform during the reporting period?

The Cantor Fitzgerald International Equity Fund, Class A shares, climbed 24.20%, net of fees, for the year ending September 30, 2025, outpacing the MSCI All-Country World Index ex-US return of 16.45%.

Outperformance was largely due to stock selection in Developed Europe, led by Spanish and Italian banks. Spain-based Banco Santander (+109%) and CaixaBank (+86%) were the two lead contributors in the region. Developed Americas was the second largest contributor, due to outperformance by Canada-based gold mine operator Kinross Gold (+166%), which was also the top individual performer in the Fund.

Emerging Asia was the main detracting region. Thai holdings were the biggest drag, namely hospital operator Bumrungrad (-34% until sold) and convenience store operator CP ALL (-10%). South Korea was the second largest detractor but mostly due to stocks not held. In addition, the overweight to Thailand and Indonesia was a negative, partially mitigated by positive impact of an underweight to India.

Three sectors generated over 300bp of positive stock selection each - Industrials, Materials, and Financials. In Industrials, Rolls Royce (+128%), a UK based aerospace engine manufacturer, and Mitsubishi Heavy Industries (+80%), a manufacturer of power turbines and defense equipment, led.

The Health Care sector was the largest detractor from excess return for the past year. Bumrungrad, a Thailand- based hospital operator and Dr Reddys (-11% until sold), an India based manufacturer of generic pharmaceuticals, were the largest underperformers. The Communication Services sector had the second worst relative return, due to Brazilian telecom company TIM S.A. (-32% until sold) and not owning Tencent and SoftBank Group.

Markets remain intensely focused on whether the unprecedented AI-led valuation surge is sustainable, with history suggesting caution. Broad-based global growth, powered by fiscal spending, fintech productivity, and resilient consumer demand, is pushing growth and earnings estimates higher, but trade and inflation uncertainty leaves significant room for surprises.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Cantor Fitzgerald International Equity Fund	Cantor Fitzgerald International Equity Fund - with load	MSCI ACWI ex USA Index
12/15/23	$10,000	$9,425	$10,000
12/31/23	$10,370	$9,774	$10,227
01/31/24	$10,240	$9,651	$10,125
02/29/24	$10,430	$9,830	$10,381
03/31/24	$10,960	$10,330	$10,706
04/30/24	$10,620	$10,009	$10,514
05/31/24	$11,040	$10,405	$10,819
06/30/24	$10,930	$10,302	$10,808
07/31/24	$11,160	$10,518	$11,059
08/31/24	$11,550	$10,886	$11,373
09/30/24	$11,810	$11,131	$11,680
10/31/24	$11,350	$10,697	$11,107
11/30/24	$11,280	$10,631	$11,006
12/31/24	$11,161	$10,519	$10,793
01/31/25	$11,537	$10,874	$11,227
02/28/25	$12,055	$11,362	$11,383
03/31/25	$12,289	$11,582	$11,357
04/30/25	$12,645	$11,918	$11,767
05/31/25	$13,265	$12,502	$12,306
06/30/25	$13,732	$12,943	$12,724
07/31/25	$13,641	$12,857	$12,687
08/31/25	$14,180	$13,364	$13,128
09/30/25	$14,668	$13,824	$13,601

Average Annual Total Returns

	1 Year	Since Inception (December 15, 2023)
Cantor Fitzgerald International Equity Fund
Without Load	24.20%	23.80%
With Load	17.06%	19.78%
MSCI ACWI ex USA Index	16.45%	18.69%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$27,263,092
Number of Portfolio Holdings	42
Advisory Fee (net of waivers)	$0
Portfolio Turnover	87%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	95.4%
Exchange-Traded Funds	1.5%
Money Market Funds	3.1%

What did the Fund invest in?

Country Weighting (% of net assets)

Value	Value
Malaysia	1.8%
Thailand	1.8%
Taiwan Province Of China	2.1%
Switzerland	2.1%
Luxembourg	2.2%
Hong Kong	2.2%
Singapore	2.8%
Taiwan	3.4%
United States	4.6%
Korea (Republic Of)	4.6%
Germany	5.7%
Canada	5.8%
Spain	6.2%
Italy	7.3%
China	7.7%
France	8.7%
United Kingdom	10.0%
Japan	20.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Kinross Gold Corporation	3.7%
Rolls-Royce Holdings plc	3.6%
Taiwan Semiconductor Manufacturing Company Ltd.	3.4%
Banco Santander S.A.	3.2%
Fidelity Investments Money Market Government Portfolio, Class I	3.1%
GEA Group AG	3.1%
Intesa Sanpaolo SpA	3.0%
CaixaBank S.A.	3.0%
Mitsubishi Heavy Industries Ltd	2.9%
DBS Group Holdings Ltd.	2.8%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Cantor Fitzgerald International Equity Fund - Class A (CFIOX)

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://InternationalEquityFund.cantorassetmanagement.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-CFIOX

Cantor Fitzgerald International Equity Fund

Founders Class (CFIJX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Cantor Fitzgerald International Equity Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://InternationalEquityFund.cantorassetmanagement.com. You can also request this information by contacting us at (855)-922-6867.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Founders Class	$89	0.79%

How did the Fund perform during the reporting period?

The Cantor Fitzgerald International Equity Fund, Founders shares, climbed 24.72%, net of fees, for the year ending September 30, 2025, outpacing the MSCI All-Country World Index ex-US return of 16.45%.

Outperformance was largely due to stock selection in Developed Europe, led by Spanish and Italian banks. Spain-based Banco Santander (+109%) and CaixaBank (+86%) were the two lead contributors in the region. Developed Americas was the second largest contributor, due to outperformance by Canada-based gold mine operator Kinross Gold (+166%), which was also the top individual performer in the Fund.

Emerging Asia was the main detracting region. Thai holdings were the biggest drag, namely hospital operator Bumrungrad (-34% until sold) and convenience store operator CP ALL (-10%). South Korea was the second largest detractor but mostly due to stocks not held. In addition, the overweight to Thailand and Indonesia was a negative, partially mitigated by positive impact of an underweight to India.

Three sectors generated over 300bp of positive stock selection each - Industrials, Materials, and Financials. In Industrials, Rolls Royce (+128%), a UK based aerospace engine manufacturer, and Mitsubishi Heavy Industries (+80%), a manufacturer of power turbines and defense equipment, led.

The Health Care sector was the largest detractor from excess return for the past year. Bumrungrad, a Thailand- based hospital operator and Dr Reddys (-11% until sold), an India based manufacturer of generic pharmaceuticals, were the largest underperformers. The Communication Services sector had the second worst relative return, due to Brazilian telecom company TIM S.A. (-32% until sold) and not owning Tencent and SoftBank Group.

Markets remain intensely focused on whether the unprecedented AI-led valuation surge is sustainable, with history suggesting caution. Broad-based global growth, powered by fiscal spending, fintech productivity, and resilient consumer demand, is pushing growth and earnings estimates higher, but trade and inflation uncertainty leaves significant room for surprises.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Cantor Fitzgerald International Equity Fund	MSCI ACWI ex USA Index
12/15/23	$10,000	$10,000
12/31/23	$10,380	$10,227
01/31/24	$10,240	$10,125
02/29/24	$10,440	$10,381
03/31/24	$10,970	$10,706
04/30/24	$10,640	$10,514
05/31/24	$11,070	$10,819
06/30/24	$10,960	$10,808
07/31/24	$11,190	$11,059
08/31/24	$11,590	$11,373
09/30/24	$11,860	$11,680
10/31/24	$11,400	$11,107
11/30/24	$11,330	$11,006
12/31/24	$11,212	$10,793
01/31/25	$11,600	$11,227
02/28/25	$12,122	$11,383
03/31/25	$12,357	$11,357
04/30/25	$12,726	$11,767
05/31/25	$13,350	$12,306
06/30/25	$13,830	$12,724
07/31/25	$13,738	$12,687
08/31/25	$14,291	$13,128
09/30/25	$14,792	$13,601

Average Annual Total Returns

	1 Year	Since Inception (December 15, 2023)
Cantor Fitzgerald International Equity Fund	24.72%	24.38%
MSCI ACWI ex USA Index	16.45%	18.69%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$27,263,092
Number of Portfolio Holdings	42
Advisory Fee (net of waivers)	$0
Portfolio Turnover	87%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	95.4%
Exchange-Traded Funds	1.5%
Money Market Funds	3.1%

What did the Fund invest in?

Country Weighting (% of net assets)

Value	Value
Malaysia	1.8%
Thailand	1.8%
Taiwan Province Of China	2.1%
Switzerland	2.1%
Luxembourg	2.2%
Hong Kong	2.2%
Singapore	2.8%
Taiwan	3.4%
United States	4.6%
Korea (Republic Of)	4.6%
Germany	5.7%
Canada	5.8%
Spain	6.2%
Italy	7.3%
China	7.7%
France	8.7%
United Kingdom	10.0%
Japan	20.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Kinross Gold Corporation	3.7%
Rolls-Royce Holdings plc	3.6%
Taiwan Semiconductor Manufacturing Company Ltd.	3.4%
Banco Santander S.A.	3.2%
Fidelity Investments Money Market Government Portfolio, Class I	3.1%
GEA Group AG	3.1%
Intesa Sanpaolo SpA	3.0%
CaixaBank S.A.	3.0%
Mitsubishi Heavy Industries Ltd	2.9%
DBS Group Holdings Ltd.	2.8%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Cantor Fitzgerald International Equity Fund - Founders Class (CFIJX)

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://InternationalEquityFund.cantorassetmanagement.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-CFIJX

Cantor Fitzgerald International Equity Fund

Institutional Class (CFIKX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Cantor Fitzgerald International Equity Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://InternationalEquityFund.cantorassetmanagement.com. You can also request this information by contacting us at (855)-922-6867.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$111	0.99%

How did the Fund perform during the reporting period?

The Cantor Fitzgerald International Equity Fund, Institutional shares, climbed 24.52%, net of fees, for the year ending September 30, 2025, outpacing the MSCI All-Country World Index ex-US return of 16.45%.

Outperformance was largely due to stock selection in Developed Europe, led by Spanish and Italian banks. Spain-based Banco Santander (+109%) and CaixaBank (+86%) were the two lead contributors in the region. Developed Americas was the second largest contributor, due to outperformance by Canada-based gold mine operator Kinross Gold (+166%), which was also the top individual performer in the Fund.

Emerging Asia was the main detracting region. Thai holdings were the biggest drag, namely hospital operator Bumrungrad (-34% until sold) and convenience store operator CP ALL (-10%). South Korea was the second largest detractor but mostly due to stocks not held. In addition, the overweight to Thailand and Indonesia was a negative, partially mitigated by positive impact of an underweight to India.

Three sectors generated over 300bp of positive stock selection each - Industrials, Materials, and Financials. In Industrials, Rolls Royce (+128%), a UK based aerospace engine manufacturer, and Mitsubishi Heavy Industries (+80%), a manufacturer of power turbines and defense equipment, led.

The Health Care sector was the largest detractor from excess return for the past year. Bumrungrad, a Thailand- based hospital operator and Dr Reddys (-11% until sold), an India based manufacturer of generic pharmaceuticals, were the largest underperformers. The Communication Services sector had the second worst relative return, due to Brazilian telecom company TIM S.A. (-32% until sold) and not owning Tencent and SoftBank Group.

Markets remain intensely focused on whether the unprecedented AI-led valuation surge is sustainable, with history suggesting caution. Broad-based global growth, powered by fiscal spending, fintech productivity, and resilient consumer demand, is pushing growth and earnings estimates higher, but trade and inflation uncertainty leaves significant room for surprises.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Cantor Fitzgerald International Equity Fund	MSCI ACWI ex USA Index
12/15/23	$10,000	$10,000
12/31/23	$10,370	$10,227
01/31/24	$10,240	$10,125
02/29/24	$10,440	$10,381
03/31/24	$10,970	$10,706
04/30/24	$10,630	$10,514
05/31/24	$11,050	$10,819
06/30/24	$10,950	$10,808
07/31/24	$11,170	$11,059
08/31/24	$11,570	$11,373
09/30/24	$11,830	$11,680
10/31/24	$11,370	$11,107
11/30/24	$11,310	$11,006
12/31/24	$11,183	$10,793
01/31/25	$11,570	$11,227
02/28/25	$12,090	$11,383
03/31/25	$12,324	$11,357
04/30/25	$12,691	$11,767
05/31/25	$13,313	$12,306
06/30/25	$13,782	$12,724
07/31/25	$13,690	$12,687
08/31/25	$14,241	$13,128
09/30/25	$14,730	$13,601

Average Annual Total Returns

	1 Year	Since Inception (December 15, 2023)
Cantor Fitzgerald International Equity Fund	24.52%	24.09%
MSCI ACWI ex USA Index	16.45%	18.69%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$27,263,092
Number of Portfolio Holdings	42
Advisory Fee (net of waivers)	$0
Portfolio Turnover	87%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	95.4%
Exchange-Traded Funds	1.5%
Money Market Funds	3.1%

What did the Fund invest in?

Country Weighting (% of net assets)

Value	Value
Malaysia	1.8%
Thailand	1.8%
Taiwan Province Of China	2.1%
Switzerland	2.1%
Luxembourg	2.2%
Hong Kong	2.2%
Singapore	2.8%
Taiwan	3.4%
United States	4.6%
Korea (Republic Of)	4.6%
Germany	5.7%
Canada	5.8%
Spain	6.2%
Italy	7.3%
China	7.7%
France	8.7%
United Kingdom	10.0%
Japan	20.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Kinross Gold Corporation	3.7%
Rolls-Royce Holdings plc	3.6%
Taiwan Semiconductor Manufacturing Company Ltd.	3.4%
Banco Santander S.A.	3.2%
Fidelity Investments Money Market Government Portfolio, Class I	3.1%
GEA Group AG	3.1%
Intesa Sanpaolo SpA	3.0%
CaixaBank S.A.	3.0%
Mitsubishi Heavy Industries Ltd	2.9%
DBS Group Holdings Ltd.	2.8%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Cantor Fitzgerald International Equity Fund - Institutional Class (CFIKX)

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://InternationalEquityFund.cantorassetmanagement.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-CFIKX

Cantor Fitzgerald Large Cap Focused Fund

Class A (FICGX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Cantor Fitzgerald Large Cap Focused Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://largecapfocusedfund.cantorassetmanagement.com. You can also request this information by contacting us at (855)-922-6867.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$132	1.17%

How did the Fund perform during the reporting period?

The Cantor Fitzgerald Large Cap Focused Fund – Class A shares posted a net of fee return of 24.86% for the year ending September 30, 2025, outpacing the S&P 500 Index return of 17.60%. After a tariff panic induced low set on April 7, 2025, the market has rallied over 38%, largely on the strength of the mega-capitalization Magnificent 7 companies Alphabet, Amazon, Apple, Meta Platforms, Microsoft, NVIDIA, and Tesla.

Fund outperformance was largely a function of stock selection in Information Technology (IT) and Health Care. IT holding AppLovin (+439.9%), a vertically integrated advertising company focused on mobile-gaming platforms, provided the largest positive relative performance for the fiscal year. While not owning NVIDIA (+54%) and carrying underweight positions to several other mega-capitalization companies was a headwind to relative performance. Within Health Care, Fund holdings in late-stage contract research organization Medpace Holdings (53.0%) and pharmaceutical wholesaler McKesson Corp. (+56.8%) were top contributors.

In the Industrials sector, Comfort Systems (+66.6), and IT company Arista Networks (+50.3%) were the other strongest performers in the Fund.

On the negative side, Financials and cash holdings delivered the most negative relative performance. Insurance companies Arch Capital Group (-14.8%) and Progressive Corp. (-10.2%) were the primary headwinds to performance in the sector.

Additional headwinds to relative performance during the fiscal year, we find Manhattan Associates (-38.6%) and Adobe (-31.9%) in the IT sector, and Health Care companies Globus Medical (-34.1%) and Waters Corp. (-21.2%).

S&P 500 index earnings are projected to rise 10.8% in 2025 and 14.1% in 2026, though valuations remain stretched at 22.4 times forward earnings, with tech leaders trading at multiples that now surpass the dot-com era. In the U.S., GDP growth of more than 3.5% has defied tariff fears, though inflation above 3% is expected to persist.

We appreciate the confidence you have placed in Cantor Fitzgerald Asset Management.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Cantor Fitzgerald Large Cap Focused Fund	Cantor Fitzgerald Large Cap Focused Fund - with load	S&P 500® Index
09/30/15	$10,000	$9,425	$10,000
09/30/16	$10,650	$10,037	$11,543
09/30/17	$13,223	$12,463	$13,691
09/30/18	$16,293	$15,356	$16,143
09/30/19	$15,314	$14,434	$16,830
09/30/20	$19,223	$18,118	$19,380
09/30/21	$27,233	$25,667	$25,194
09/30/22	$20,843	$19,644	$21,296
09/30/23	$26,444	$24,923	$25,900
09/30/24	$34,452	$32,472	$35,315
09/30/25	$43,015	$40,542	$41,530

Average Annual Total Returns

	1 Year	5 Years	10 Years
Cantor Fitzgerald Large Cap Focused Fund - Class A
Without Load	24.86%	17.48%	15.71%
With Load	17.65%	16.10%	15.02%
S&P 500® Index	17.60%	16.47%	15.30%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$604,809,285
Number of Portfolio Holdings	40
Advisory Fee (net of waivers)	$3,070,834
Portfolio Turnover	29%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.4%
Money Market Funds	3.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Energy	2.2%
Consumer Staples	3.1%
Money Market Funds	3.6%
Consumer Discretionary	6.8%
Industrials	8.5%
Health Care	9.5%
Financials	12.9%
Communications	19.6%
Technology	33.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corporation	4.5%
Broadcom, Inc.	4.5%
KLA Corporation	3.9%
AppLovin Corporation, Class A	3.9%
Apple, Inc.	3.8%
Fidelity Investments Money Market Funds, Institutional	3.6%
Parker-Hannifin Corporation	3.4%
Alphabet, Inc., Class A	3.4%
Meta Platforms, Inc., Class A	3.3%
Costco Wholesale Corporation	3.1%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Cantor Fitzgerald Large Cap Focused Fund - Class A (FICGX)

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://largecapfocusedfund.cantorassetmanagement.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-FICGX

Cantor Fitzgerald Large Cap Focused Fund

Class R6 (FICIX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Cantor Fitzgerald Large Cap Focused Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://largecapfocusedfund.cantorassetmanagement.com. You can also request this information by contacting us at (855)-922-6867.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$89	0.79%

How did the Fund perform during the reporting period?

The Cantor Fitzgerald Large Cap Focused Fund – Class R6 shares posted a net of fee return of 25.25% for the year ending September 30, 2025, outpacing the S&P 500 Index return of 17.60%. After a tariff panic induced low set on April 7, 2025, the market has rallied over 38%, largely on the strength of the mega-capitalization Magnificent 7 companies Alphabet, Amazon, Apple, Meta Platforms, Microsoft, NVIDIA, and Tesla.

Fund outperformance was largely a function of stock selection in Information Technology (IT) and Health Care. IT holding AppLovin (+439.9%), a vertically integrated advertising company focused on mobile-gaming platforms, provided the largest positive relative performance for the fiscal year. While not owning NVIDIA (+54%) and carrying underweight positions to several other mega-capitalization companies was a headwind to relative performance. Within Health Care, Fund holdings in late-stage contract research organization Medpace Holdings (53.0%) and pharmaceutical wholesaler McKesson Corp. (+56.8%) were top contributors.

In the Industrials sector, Comfort Systems (+66.6), and IT company Arista Networks (+50.3%) were the other strongest performers in the Fund.

On the negative side, Financials and cash holdings delivered the most negative relative performance. Insurance companies Arch Capital Group (-14.8%) and Progressive Corp. (-10.2%) were the primary headwinds to performance in the sector.

Additional headwinds to relative performance during the fiscal year, we find Manhattan Associates (-38.6%) and Adobe (-31.9%) in the IT sector, and Health Care companies Globus Medical (-34.1%) and Waters Corp. (-21.2%).

S&P 500 index earnings are projected to rise 10.8% in 2025 and 14.1% in 2026, though valuations remain stretched at 22.4 times forward earnings, with tech leaders trading at multiples that now surpass the dot-com era. In the U.S., GDP growth of more than 3.5% has defied tariff fears, though inflation above 3% is expected to persist.

We appreciate the confidence you have placed in Cantor Fitzgerald Asset Management.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Cantor Fitzgerald Large Cap Focused Fund	S&P 500® Index
Sep-2015	$10,000	$10,000
Sep-2016	$10,700	$11,543
Sep-2017	$13,333	$13,691
Sep-2018	$16,507	$16,143
Sep-2019	$15,573	$16,830
Sep-2020	$19,617	$19,380
Sep-2021	$27,879	$25,194
Sep-2022	$21,411	$21,296
Sep-2023	$27,278	$25,900
Sep-2024	$35,651	$35,315
Sep-2025	$44,653	$41,530

Average Annual Total Returns

	1 Year	5 Years	10 Years
Cantor Fitzgerald Large Cap Focused Fund	25.25%	17.88%	16.14%
S&P 500® Index	17.60%	16.47%	15.30%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$604,809,285
Number of Portfolio Holdings	40
Advisory Fee (net of waivers)	$3,070,834
Portfolio Turnover	29%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.4%
Money Market Funds	3.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Energy	2.2%
Consumer Staples	3.1%
Money Market Funds	3.6%
Consumer Discretionary	6.8%
Industrials	8.5%
Health Care	9.5%
Financials	12.9%
Communications	19.6%
Technology	33.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corporation	4.5%
Broadcom, Inc.	4.5%
KLA Corporation	3.9%
AppLovin Corporation, Class A	3.9%
Apple, Inc.	3.8%
Fidelity Investments Money Market Funds, Institutional	3.6%
Parker-Hannifin Corporation	3.4%
Alphabet, Inc., Class A	3.4%
Meta Platforms, Inc., Class A	3.3%
Costco Wholesale Corporation	3.1%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Cantor Fitzgerald Large Cap Focused Fund - Class R6 (FICIX)

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://largecapfocusedfund.cantorassetmanagement.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-FICIX

Cantor Fitzgerald Large Cap Focused Fund

Institutional Class (FICHX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Cantor Fitzgerald Large Cap Focused Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://largecapfocusedfund.cantorassetmanagement.com. You can also request this information by contacting us at (855)-922-6867.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$97	0.86%

How did the Fund perform during the reporting period?

The Cantor Fitzgerald Large Cap Focused Fund – Institutional posted a net of fee return of 25.31% for the year ending September 30, 2025, outpacing the S&P 500 Index return of 17.60%. After a tariff panic induced low set on April 7, 2025, the market has rallied over 38%, largely on the strength of the mega-capitalization Magnificent 7 companies Alphabet, Amazon, Apple, Meta Platforms, Microsoft, NVIDIA, and Tesla.

Fund outperformance was largely a function of stock selection in Information Technology (IT) and Health Care. IT holding AppLovin (+439.9%), a vertically integrated advertising company focused on mobile-gaming platforms, provided the largest positive relative performance for the fiscal year. While not owning NVIDIA (+54%) and carrying underweight positions to several other mega-capitalization companies was a headwind to relative performance. Within Health Care, Fund holdings in late-stage contract research organization Medpace Holdings (53.0%) and pharmaceutical wholesaler McKesson Corp. (+56.8%) were top contributors.

In the Industrials sector, Comfort Systems (+66.6), and IT company Arista Networks (+50.3%) were the other strongest performers in the Fund.

On the negative side, Financials and cash holdings delivered the most negative relative performance. Insurance companies Arch Capital Group (-14.8%) and Progressive Corp. (-10.2%) were the primary headwinds to performance in the sector.

Additional headwinds to relative performance during the fiscal year, we find Manhattan Associates (-38.6%) and Adobe (-31.9%) in the IT sector, and Health Care companies Globus Medical (-34.1%) and Waters Corp. (-21.2%).

S&P 500 index earnings are projected to rise 10.8% in 2025 and 14.1% in 2026, though valuations remain stretched at 22.4 times forward earnings, with tech leaders trading at multiples that now surpass the dot-com era. In the U.S., GDP growth of more than 3.5% has defied tariff fears, though inflation above 3% is expected to persist.

We appreciate the confidence you have placed in Cantor Fitzgerald Asset Management.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Cantor Fitzgerald Large Cap Focused Fund	S&P 500® Index
Sep-2015	$10,000	$10,000
Sep-2016	$10,693	$11,543
Sep-2017	$13,323	$13,691
Sep-2018	$16,487	$16,143
Sep-2019	$15,541	$16,830
Sep-2020	$19,562	$19,380
Sep-2021	$27,773	$25,194
Sep-2022	$21,312	$21,296
Sep-2023	$27,139	$25,900
Sep-2024	$35,438	$35,315
Sep-2025	$44,408	$41,530

Average Annual Total Returns

	1 Year	5 Years	10 Years
Cantor Fitzgerald Large Cap Focused Fund	25.31%	17.82%	16.08%
S&P 500® Index	17.60%	16.47%	15.30%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$604,809,285
Number of Portfolio Holdings	40
Advisory Fee (net of waivers)	$3,070,834
Portfolio Turnover	29%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.4%
Money Market Funds	3.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Energy	2.2%
Consumer Staples	3.1%
Money Market Funds	3.6%
Consumer Discretionary	6.8%
Industrials	8.5%
Health Care	9.5%
Financials	12.9%
Communications	19.6%
Technology	33.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corporation	4.5%
Broadcom, Inc.	4.5%
KLA Corporation	3.9%
AppLovin Corporation, Class A	3.9%
Apple, Inc.	3.8%
Fidelity Investments Money Market Funds, Institutional	3.6%
Parker-Hannifin Corporation	3.4%
Alphabet, Inc., Class A	3.4%
Meta Platforms, Inc., Class A	3.3%
Costco Wholesale Corporation	3.1%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Cantor Fitzgerald Large Cap Focused Fund - Institutional Class (FICHX)

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://largecapfocusedfund.cantorassetmanagement.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-FICHX

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	Not applicable.

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	Not applicable.

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) Douglas Barnard is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Barnard is independent for purposes of this Item.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Trust Series	2025	2024
Cantor Select Portfolios Trust	$85,500	$42,000

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees - The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

Trust Series	2025	2024
Cantor Select Portfolios Trust	$20,000	$8,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended September 30, 2025 and 2024 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended September 30, 2025 and 2024 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)       The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

(b)       Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Table of Contents

Cantor Fitzgerald Equity Dividend Plus Fund
Schedule of Investments	2
Statement of Assets and Liabilities	17
Statement of Operations	18
Statements of Changes in Net Assets	20
Financial Highlights	26

Cantor Fitzgerald Equity Opportunity Fund
Schedule of Investments	5
Statement of Assets and Liabilities	17
Statements of Operations	18
Statements of Changes in Net Assets	20
Financial Highlights	28

Cantor Fitzgerald High Income Fund
Schedule of Investments	8
Statement of Assets and Liabilities	17
Statements of Operations	18
Statements of Changes in Net Assets	20
Financial Highlights	30

Cantor Fitzgerald International Equity Fund
Schedule of Investments	11
Statement of Assets and Liabilities	17
Statement of Operations	18
Statements of Changes in Net Assets	20
Financial Highlights	32

Cantor Fitzgerald Large Cap Focused Fund
Schedule of Investments	15
Statement of Assets and Liabilities	17
Statement of Operations	18
Statements of Changes in Net Assets	20
Financial Highlights	35

Cantor Select Portfolios Trust
Notes to Financial Statements	38
Opinion Letter	56
Additional Information	58

Cantor Select Portfolios Trust | 1

CANTOR FITZGERALD EQUITY DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS
September 30, 2025

COMMON STOCKS - 94.2%	Shares	Value
Communications - 4.1%
AT&T, Inc.	28,000	$790,720
Comcast Corporation - Class A	35,000	1,099,700
Verizon Communications, Inc.	27,000	1,186,650
		3,077,070
Consumer Discretionary - 4.4%
Best Buy Co, Inc.	19,000	1,436,780
Genuine Parts Company	9,000	1,247,400
Home Depot, Inc. (The)	1,400	567,266
		3,251,446
Consumer Staples - 13.4%
Conagra Brands, Inc.	56,000	1,025,360
Dollar General Corporation (a)	9,000	930,150
J M Smucker Company (The)	13,500	1,466,100
Kimberly-Clark Corporation	11,000	1,367,740
Mondelez International, Inc. - Class A	32,000	1,999,040
Philip Morris International, Inc. (a)	7,500	1,216,500
Sysco Corporation	9,500	782,230
Target Corporation	13,000	1,166,100
		9,953,220
Energy - 9.9%
Chevron Corporation (a)	8,400	1,304,436
ConocoPhillips	12,000	1,135,080
Devon Energy Corporation	27,500	964,150
Exxon Mobil Corporation (a)	15,000	1,691,250
Shell PLC - ADR (a)	22,250	1,591,543
SLB Ltd.	17,000	584,290
		7,270,749
Financials - 14.9%
JPMorgan Chase & Company	8,100	2,554,983
MetLife, Inc.	7,100	584,827
Prudential Financial, Inc.	10,500	1,089,270
State Street Corporation	7,500	870,075
Travelers Companies, Inc. (The) (a)	1,500	418,830
Truist Financial Corporation	39,000	1,783,080
US Bancorp	34,500	1,667,385
Wells Fargo & Company	24,500	2,053,590
		11,022,040

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD EQUITY DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025

COMMON STOCKS - 94.2% (Continued)	Shares	Value
Health Care - 13.1%
Bristol-Myers Squibb Company	24,000	$1,082,400
CVS Health Corporation	39,000	2,940,210
Johnson & Johnson (a)	9,800	1,817,116
Medtronic PLC	17,000	1,619,080
Merck & Company, Inc.	10,700	898,051
Pfizer, Inc.	54,000	1,375,920
		9,732,777
Industrials - 9.2%
Emerson Electric Company (a)	16,000	2,098,880
Lockheed Martin Corporation - Class B	2,600	1,297,946
Stanley Black & Decker, Inc.	21,000	1,560,930
United Parcel Service, Inc. - Class B	22,000	1,837,660
		6,795,416
Materials - 4.8%
Amcor PLC	90,000	736,200
International Flavors & Fragrances, Inc.	13,400	824,636
LyondellBasell Industries N.V. - Class A	22,000	1,078,880
PPG Industries, Inc.	9,000	945,990
		3,585,706
Real Estate - 1.3%
Ventas, Inc. (a)	14,000	979,860

Technology - 14.5%
Cisco Systems, Inc. (a)	30,000	2,052,600
Corning, Inc. (a)	34,300	2,813,629
Fidelity National Information Services, Inc.	16,000	1,055,040
Hewlett Packard Enterprise Company (a)	78,000	1,915,680
HP, Inc.	48,000	1,307,040
Texas Instruments, Inc. (a)	8,800	1,616,824
		10,760,813
Utilities - 4.6%
Duke Energy Corporation	11,800	1,460,250
National Fuel Gas Company (a)	5,500	508,035
NiSource, Inc.	33,000	1,428,900
		3,397,185

Total Common Stocks (Cost $55,020,959)		69,826,282

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD EQUITY DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025

MONEY MARKET FUNDS - 7.3%	Shares	Value
Fidelity Investments Money Market Government Portfolio - Class I, 4.03% (b) (Cost $5,442,958)	5,442,958	$5,442,958

Total Investments at Value - 101.5% (Cost $60,463,917)		$75,269,240

Liabilities in Excess of Other Assets - (1.5%)		(1,051,299)

Net Assets - 100.0%		$74,217,941

ADR - American Depositary Receipt.

PLC - Public Limited Company

(a)	Security, or a portion of the security, covers a written call option. The total value of securities as of September 30, 2025 was $12,922,143.

(b)	The rate shown is the 7-day effective yield as of September 30, 2025.

CANTOR FITZGERALD EQUITY DIVIDEND PLUS FUND
SCHEDULE OF OPEN OPTION CONTRACTS
September 30, 2025

				Expiration	Value of
COVERED WRITTEN CALL OPTIONS(c)	Contracts(d)	Notional Value	Strike Price	Date	Options
Chevron Corp.	37	$574,573	$170.00	03/23/26	$13,875
Cisco Systems Inc.	161	1,101,562	70.00	01/20/26	48,783
Corning, Inc.	183	1,501,149	70.00	03/23/26	290,055
Dollar General Corp.	90	930,150	120.00	11/24/25	3,690
Emerson Electric Co.	68	892,024	140.00	12/22/25	23,800
Exxon Mobil Corporation	70	789,250	125.00	04/20/26	19,950
Hewlett Packard Enterprise Co.	409	1,004,504	23.00	02/23/26	125,154
Johnson & Johnson	51	945,642	175.00	01/20/26	73,389
National Fuel Gas Co.	55	508,035	90.00	01/20/26	32,065
Philip Morris International, Inc.	52	843,440	175.00	03/23/26	37,960
Shell PLC	222	1,587,966	80.00	01/20/26	11,766
Texas Instruments Inc.	46	845,158	230.00	01/19/26	7,590
Travelers Cos., Inc./The	15	418,830	270.00	01/19/26	29,250
Ventas, Inc.	140	979,860	72.50	02/23/26	39,900

Total Covered Written Call Options
(Premiums received $534,760)					$757,227

(c)	Each option contract is exchange traded.

(d)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD EQUITY OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2025

COMMON STOCKS – 90.2%	Shares	Value
Communications - 6.7%
ROBLOX Corporation - Class A (a)	21,030	$2,913,076
Take-Two Interactive Software, Inc. (a)	8,440	2,180,558
		5,093,634
Consumer Discretionary - 6.0%
Adtalem Global Education, Inc. (a)	18,500	2,857,325
Brinker International, Inc.	13,550	1,716,514
		4,573,839
Energy - 6.2%
Phillips 66	10,000	1,360,200
Valero Energy Corporation	14,000	2,383,640
Williams Companies, Inc. (The)	15,000	950,250
		4,694,090
Financials - 15.2%
Bank of New York Mellon Corporation (The)	9,000	980,640
Cboe Global Markets, Inc.	10,000	2,452,500
CME Group, Inc.	6,000	1,621,140
First Horizon Corporation	90,000	2,034,900
Huntington Bancshares, Inc.	53,000	915,310
MetLife, Inc.	30,000	2,471,100
Northern Trust Corporation	4,000	538,400
State Street Corporation	5,000	580,050
		11,594,040
Health Care - 4.1%
BrightSpring Health Services Inc (a)	30,630	905,423
DexCom, Inc. (a)	33,130	2,229,318
		3,134,741
Industrials - 18.9%
Aerovironment, Inc. (a)	5,000	1,574,450
Allison Transmission Holdings, Inc.	20,000	1,697,600
AZZ, Inc.	22,100	2,411,773
Comfort Systems USA, Inc.	2,850	2,351,763
Quanta Services, Inc.	6,000	2,486,520
Rockwell Automation, Inc.	5,000	1,747,650
Watts Water Technologies, Inc. - Class A	4,450	1,242,796
Xylem, Inc.	6,000	885,000
		14,397,552

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD EQUITY OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025

COMMON STOCKS – 90.2% (Continued)	Shares	Value
Materials - 5.4%
Barrick Mining Corporation	80,000	$2,621,600
Steel Dynamics, Inc.	6,000	836,580
Vulcan Materials Company	2,000	615,240
		4,073,420
Technology - 20.6%
Arista Networks, Inc. (a)	21,090	3,073,024
ARM Holdings PLC - ADR (a)	8,520	1,205,495
Cadence Design Systems, Inc. (a)	7,980	2,803,054
Coherent Corp. (a)	27,450	2,956,914
Elastic N.V. (a)	28,500	2,407,965
Extreme Networks, Inc. (a)	64,000	1,321,600
Workday, Inc. - Class A (a)	8,000	1,925,840
		15,693,892
Utilities - 7.1%
CMS Energy Corporation	5,000	366,300
Consolidated Edison, Inc.	5,000	502,600
Dominion Energy, Inc.	6,000	367,020
DTE Energy Company	3,000	424,290
Entergy Corporation	6,000	559,140
Exelon Corporation	11,000	495,110
WEC Energy Group, Inc.	23,440	2,685,990
		5,400,450

Total Common Stocks (Cost $40,970,031)		68,655,658

REITS - 8.4%	Shares	Value
REITS - 8.4%
American Tower Corporation	6,000	1,153,920
Crown Castle, Inc.	20,000	1,929,800
Iron Mountain, Inc.	10,000	1,019,400
VICI Properties, Inc.	70,000	2,282,700
		6,385,820

Total REITS (Cost $5,593,965)		6,385,820

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD EQUITY OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025

MONEY MARKET FUNDS - 1.5%	Shares	Value
Fidelity Investments Money Market Government Portfolio - Class I, 4.03% (b) (Cost $1,126,675)	1,126,675	$1,126,675

Total Investments at Value - 100.1% (Cost $47,690,671)		$76,168,153

Liabilities in Excess of Other Assets - (0.1%)		(71,896)

Net Assets - 100.0%		$76,096,257

ADR	- American Depositary Receipt.

N.V.	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of September 30, 2025.

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025

CORPORATE BONDS - 96.7%	Par Value	Value
Communications - 8.6%
AppLovin Corp, 5.50%, due 12/01/2034	$750,000	$774,185
Cars.com, Inc. - 144A, 6.38%, due 11/01/2028 (a)	850,000	846,553
Level 3 Financing, Inc. - 144A, 6.88%, due 06/30/2033 (a)	500,000	509,590
Maxim Crane Works Holdings Capital, LLC - 144A, 11.50%, due 09/01/2028 (a)	750,000	794,896
ROBLOX Corp - 144A, 3.88%, due 05/01/2030 (a)	1,500,000	1,430,782
		4,356,006
Consumer Discretionary - 17.4%
Acushnet Co. - 144A, 7.38%, due 10/15/2028 (a)	1,000,000	1,036,835
American Axle & Manufacturing, Inc. - 144A, 7.75%, due 10/15/2033 (a)(b)	500,000	503,898
Bath & Body Works, Inc., 6.69%, due 01/15/2027	870,000	885,503
Brinker International, Inc. - 144A, 8.25%, due 07/15/2030 (a)	750,000	793,409
Century Communities, Inc., 6.75%, due 06/01/2027	1,500,000	1,499,600
Ford Motor Co, 6.10%, due 08/19/2032	750,000	768,276
Kontoor Brands Inc - 144A, 4.13%, due 11/15/2029 (a)(b)	500,000	473,608
Light & Wonder International Inc - 144A, 7.50%, due 09/01/2031 (a)	500,000	519,979
Penn National Gaming, Inc. - 144A, 5.63%, due 01/15/2027 (a)	276,000	275,831
Royal Caribbean Cruises Ltd. - 144A, 6.00%, due 02/01/2033 (a)	1,000,000	1,025,482
Vail Resorts Inc - 144A, 6.50%, due 05/15/2032 (a)	1,000,000	1,033,949
		8,816,370
Consumer Staples - 6.4%
Albertsons Companies, Inc. / Safeway, Inc. / New - 144A, 6.25%, due 03/15/2033 (a)	750,000	767,025
Performance Food Group, Inc. - 144A, 4.25%, due 08/01/2029 (a)	1,000,000	971,387
US Foods, Inc. - 144A, 4.75%, due 02/15/2029 (a)	1,500,000	1,477,568
		3,215,980
Energy - 12.6%
Bristow Group, Inc. - 144A, 6.88%, due 03/01/2028 (a)	750,000	754,133
Civitas Resources, Inc. - 144A, 9.63%, due 06/15/2033 (a)	500,000	528,104
Global Partners LP / GLP Finance Corp - 144A, 7.13%, due 07/01/2033 (a)	500,000	512,492
Nabors Industries, Inc. - 144A, 8.88%, due 08/15/2031 (a)	500,000	465,655
Transocean Titan Financing Ltd. - 144A, 8.38%, due 02/01/2028 (a)	1,416,667	1,451,519
USA Compression Partners LP / USA Compression - 144A, 7.13%, due 03/15/2029 (a)	1,000,000	1,031,324
Venture Global LNG, Inc. - 144A, 9.88%, due 02/01/2032 (a)	1,500,000	1,633,084
		6,376,311

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025

CORPORATE BONDS - 96.7% (Continued)	Par Value	Value
Financials - 5.7%
Fortress Transportation and Infrastructure - 144A, 7.00%, due 06/15/2032 (a)	$1,000,000	$1,046,522
Rithm Capital Corp - 144A, 8.00%, due 07/15/2030 (a)	1,250,000	1,279,688
Synchrony Financial, 7.25%, due 02/02/2033	500,000	533,547
		2,859,757
Health Care - 2.0%
IQVIA Inc - 144A, 6.50%, due 05/15/2030 (a)	1,000,000	1,033,488

Industrials - 18.8%
Allison Transmission, Inc. - 144A, 5.88%, due 06/01/2029 (a)	500,000	504,161
American Airlines, Inc./AAdvantage Loyalty IP Ltd. - 144A, 5.50%, due 04/20/2026 (a)	500,000	500,221
Genesee & Wyoming, Inc. - 144A, 6.25%, due 04/15/2032 (a)	750,000	762,107
JetBlue Airways Corp / JetBlue Loyalty, L.P. - 144A, 9.88%, due 09/20/2031 (a)	750,000	760,704
Mueller Water Products, Inc. - 144A, 4.00%, due 06/15/2029 (a)	750,000	722,241
TransDigm, Inc. - 144A, 6.88%, due 12/15/2030 (a)	1,500,000	1,554,203
Trinity Industries, Inc. - 144A, 7.75%, due 07/15/2028 (a)	1,000,000	1,034,398
Tutor Perini Corporation - 144A, 11.88%, due 04/30/2029 (a)	1,500,000	1,679,957
United Airlines, Inc. - 144A, 4.38%, due 04/15/2026 (a)	1,000,000	998,464
Watco Cos LLC / Watco Finance Corp - 144A, 7.13%, due 08/01/2032 (a)	1,000,000	1,035,069
		9,551,525
Materials - 2.0%
Cleveland-Cliffs, Inc. - 144A, 6.75%, due 04/15/2030 (a)	1,000,000	1,015,905

Real Estate - 12.9%
Cushman & Wakefield US Borrower, LLC - 144A, 6.75%, due 05/15/2028 (a)	1,100,000	1,110,011
Howard Hughes Corp/The - 144A, 5.38%, due 08/01/2028 (a)	1,230,000	1,225,144
Iron Mountain Information Management Services Inc - 144A, 5.00%, due 07/15/2032 (a)	1,000,000	963,541
Iron Mountain, Inc. - 144A, 5.25%, due 03/15/2028 (a)	1,000,000	998,262
RHP Hotel Properties LP / RHP Finance Corp - 144A, 4.50%, due 02/15/2029 (a)	1,265,000	1,240,615
VICI Properties LP / VICI Note Co Inc - 144A, 4.63%, due 12/01/2029 (a)	1,000,000	990,151
		6,527,724

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025

CORPORATE BONDS - 96.7% (Continued)	Par Value	Value
Technology - 9.3%
Cloud Software Group, Inc. - 144A, 9.00%, due 09/30/2029 (a)	$750,000	$777,905
Coherent Corp - 144A, 5.00%, due 12/15/2029 (a)	1,250,000	1,232,755
Elastic NV - 144A, 4.13%, due 07/15/2029 (a)	1,500,000	1,439,854
SS&C Technologies, Inc. - 144A, 6.50%, due 06/01/2032 (a)	750,000	775,378
ZoomInfo Technologies LLC/ZoomInfo Finance Corp - 144A, 3.88%, due 02/01/2029 (a)	500,000	473,909
		4,699,801
Utilities - 1.0%
XPLR Infrastructure Operating Partners LP - 144A, 3.88%, due 10/15/2026 (a)	500,000	492,823

Total Corporate Bonds (Cost $47,763,082)		48,945,690

MONEY MARKET FUNDS - 2.9%	Shares	Value
Fidelity Investments Money Market Government Portfolio - Class I, 4.03% (c) (Cost $1,467,963)	1,467,963	1,467,963

Total Investments at Value - 99.6% (Cost $49,231,045)		$50,413,653

Other Assets in Excess of Liabilities - 0.4%		179,277

Net Assets - 100.0%		$50,592,930

LLC	- Limited Liability Company

LP	- Limited Partnership

NV	- Naamioze Vennootschap

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2025, the total market value of 144A securities is $44,484,579 or 87.9% of net assets.

(b)	Perpetual maturity.

(c)	The rate shown is the 7-day effective yield as of September 30, 2025.

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2025

COMMON STOCKS - 89.9%	Shares	Value
Canada- 5.8%
Canadian Imperial Bank of Commerce	7,260	$580,001
Kinross Gold Corporation	40,510	1,006,674
		1,586,675
China- 7.6%
BYD Company Ltd. - H Shares	48,400	684,162
NetEase, Inc.	21,000	637,860
Xiaomi Corp - Class B (a)	109,600	761,761
		2,083,783
France- 8.8%
AXA SA (a)	11,770	564,532
Bureau Veritas SA	16,690	523,582
Cie de Saint-Gobain S.A.	6,530	707,662
Ipsen SA	4,190	562,718
		2,358,494
Germany- 5.6%
Allianz SE	1,674	704,423
GEA Group AG	11,290	834,842
		1,539,265
Hong Kong- 2.2%
Chow Tai Fook Jewellry Group Ltd. (a)	304,200	607,949

Italy- 7.3%
Assicurazioni Generali SpA	15,780	620,265
Eni SpA	31,360	548,776
Intesa Sanpaolo SpA	125,520	830,988
		2,000,029
Japan- 21.1%
Dai-ichi Life Insurance Co. Ltd.	71,600	563,298
Hoshizaki Corp	15,536	583,045
Kao Corporation (a)	13,600	592,786
Mitsubishi Heavy Industries Ltd	30,500	798,271
Mizuho Financial Group, Inc.	18,500	621,982
Obayashi Corp	34,500	566,347
Otsuka Corp.	24,800	517,754
Sony Corporation (a)	25,500	733,145
Sony Financial Group, Inc.	25,500	28,283
Sumitomo Mitsui Financial Group, Inc.	25,400	714,677
		5,719,588

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025

COMMON STOCKS - 89.9% (Continued)	Shares	Value
Korea (Republic Of)- 4.6%
Coway Company Ltd. (a)	8,600	$603,317
KB Financial Group, Inc.	7,800	643,482
		1,246,799
Luxembourg- 2.2%
Allegro.eu S.A. (a)	60,170	590,667

Malaysia- 1.8%
Tenaga Nasional Bhd	159,100	500,212

Singapore- 2.8%
DBS Group Holdings Ltd.	19,470	772,413

Spain- 6.1%
Banco Santander S.A.	83,030	871,499
CaixaBank S.A.	76,180	804,751
		1,676,250
Switzerland- 2.1%
Novartis A.G.	4,470	574,904

Taiwan - 2.1%
Hon Hai Precision Industry Co Ltd (a)	80,000	571,530

Thailand- 1.8%
CP All Plc.	345,000	502,468

United Kingdom- 8.0%
Coca-Cola Europacific Partners plc	7,090	641,007
Rolls-Royce Holdings plc	59,980	964,160
Unilever PLC	9,510	562,138
		2,167,305

Total Common Stocks (Cost $19,529,823)		24,498,331

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025

DEPOSITARY RECEIPTS - 5.4%	Shares	Value
Energy - 2.0%
Oil & Gas Producers - 2.0%
BP PLC - ADR	16,040	$552,738

Technology - 3.4%
Semiconductors - 3.4%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	3,320	927,243

Total Depositary Receipts (Cost $1,037,124)		1,479,981

EXCHANGE-TRADED FUNDS - 1.5%	Shares	Value
Equity - 1.5%
iShares MSCI India ETF	7,860	409,192

Total Exchange-Traded Funds (Cost $431,252)		409,192

MONEY MARKET FUNDS - 3.1%	Shares	Value
Fidelity Investments Money Market Government Portfolio - Class I, 4.03%(b) (Cost $837,395)	837,395	837,395

Total Investments at Value – 99.9% (Cost $21,835,594)		$27,224,899

Other Assets in Excess of Liabilities - 0.1%		38,193

Net Assets - 100.0%		$27,263,092

ADR – American Depositary Receipt

A.S. – Anonim Sirketi

PLC – Public Limited Company

S.A. – Societe anonyme

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of September 30, 2025.

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025

Sector Allocation	%
Financials	30.5%
Industrials	18.3%
Technology	12.9%
Consumer Discretionary	9.1%
Consumer Staples	8.4%
Health Care	4.2%
Energy	4.0%
Materials	3.7%
Communications	2.4%
Utilities	1.8%
Equity	1.5%
Money Market Funds	3.3%
Liabilities in Excess of Other Assets	(0.1%)

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD LARGE CAP FOCUSED FUND
SCHEDULE OF INVESTMENTS
September 30, 2025

COMMON STOCKS - 96.0%	Shares	Value
Communications - 19.6%
Alphabet, Inc. - Class A	85,340	$20,746,155
AppLovin Corporation - Class A (a)	32,550	23,388,477
Booking Holdings, Inc.	3,300	17,817,591
Meta Platforms, Inc. - Class A	27,040	19,857,635
Netflix, Inc. (a)	14,510	17,396,329
Pinterest, Inc. - Class A (a)	267,230	8,596,789
Walt Disney Company (The)	93,200	10,671,400
		118,474,376
Consumer Discretionary - 6.8%
eBay, Inc.	159,070	14,467,417
Hasbro, Inc.	184,000	13,956,400
TJX Companies, Inc. (The)	88,610	12,807,689
		41,231,506
Consumer Staples - 3.1%
Costco Wholesale Corporation	20,220	18,716,239

Energy - 2.2%
Exxon Mobil Corporation	64,120	7,229,530
Marathon Petroleum Corporation	31,500	6,071,310
		13,300,840
Financials - 12.9%
American Express Company	52,700	17,504,832
Arch Capital Group Ltd. (a)	139,110	12,621,449
Cboe Global Markets, Inc.	49,740	12,198,735
Charles Schwab Corporation (The)	125,050	11,938,524
JPMorgan Chase & Company	48,360	15,254,195
Progressive Corporation (The)	35,470	8,759,317
		78,277,052
Health Care - 9.5%
Johnson & Johnson	50,050	9,280,271
McKesson Corporation	20,490	15,829,345
Medpace Holdings, Inc. (a)	32,852	16,891,184
Vertex Pharmaceuticals, Inc. (a)	18,900	7,401,996
Waters Corporation (a)	26,700	8,004,927
		57,407,723
Industrials - 8.5%
Comfort Systems USA, Inc.	22,100	18,236,478
Hubbell, Inc.	29,000	12,478,990

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD LARGE CAP FOCUSED FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025

COMMON STOCKS - 96.0%	Shares	Value
Industrials - 8.5% (Continued)
Parker-Hannifin Corporation	27,410	$20,780,891
		51,496,359
Technology - 33.4%
Adobe, Inc. (a)	28,900	10,194,475
Analog Devices, Inc.	57,670	14,169,519
Apple, Inc.	90,678	23,089,339
Arista Networks, Inc. (a)	128,030	18,655,251
Broadcom, Inc.	82,160	27,105,406
Cadence Design Systems, Inc. (a)	41,990	14,749,407
ExlService Holdings, Inc. (a)	173,080	7,620,712
KLA Corporation	21,970	23,696,842
Microsoft Corporation	52,720	27,306,324
Okta, Inc. (a)	124,660	11,431,322
Veeva Systems, Inc. - Class A (a)	35,140	10,468,557
Workday, Inc. - Class A (a)	56,390	13,574,765
		202,061,919

Total Common Stocks (Cost $331,651,541)		$580,966,014

MONEY MARKET FUNDS - 3.6%	Shares	Value
Fidelity Investments Money Market Funds - Institutional, 4.03% (b) (Cost $21,581,920)	21,581,920	21,581,920

Total Investments at Value - 99.6% (Cost $353,233,461)		$602,547,934

Other Assets in Excess of Liabilities - 0.4%		2,261,351

Net Assets - 100.0%		$604,809,285

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of September 30, 2025.

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2025

	Cantor Fitzgerald	Cantor Fitzgerald	Cantor Fitzgerald	Cantor Fitzgerald	Cantor Fitzgerald
	Equity Dividend Plus	Equity Opportunity	High Income	International Equity	Large Cap Focused
	Fund	Fund	Fund	Fund	Fund
ASSETS
At cost	$60,463,917	$47,690,671	$49,231,045	$21,835,594	$353,233,461
At value	$75,269,240	$76,168,153	$50,413,653	$27,224,899	$602,547,934
Dividends & interest receivable	158,976	85,842	785,229	63,952	98,748
Receivable for capital shares sold	2,194	50	4,118	194	3,086,171
Due from Advisor	—	—	—	14,314	—
Prepaid expenses and other assets	55,792	44,552	76,250	48,329	111,119
TOTAL ASSETS	75,486,202	76,298,597	51,279,250	27,351,688	605,843,972

LIABILITIES
Written call options, at value (premiums received $534,760, $0, $0, $0 and $0, respectively	757,227	—	—	—	—
Payable for securities purchased	373,341	—	505,000	—	—
Payable to Advisor	32,702	131,125	16,025	—	306,699
Payable for capital shares redeemed	2,500	24,278	92,526	—	438,194
Distributions payable	—	—	26,241	—	—
Accrued shareholder servicing fees - Class A	22	1,768	431	—	13,286
Accrued shareholder servicing fees - Institutional Class	9,263	896	57	6,412	3,636
Accrued 12b-1 fees - Class A	11	9,635	3,462	54	84,972
Payable to administrator	22,481	2,476	4,348	26,678	89,520
Other accrued expenses and liabilities	70,714	32,162	38,230	55,452	98,380
TOTAL LIABILITIES	1,268,261	202,340	686,320	88,596	1,034,687

NET ASSETS	$74,217,941	$76,096,257	$50,592,930	$27,263,092	$604,809,285

NET ASSETS CONSISTS OF
Paid-in capital	$55,873,196	$45,770,933	$59,158,334	$21,781,741	$333,720,597
Accumulated earnings (losses)	18,344,745	30,325,324	(8,565,404)	5,481,351	271,088,688
Net Assets	$74,217,941	$76,096,257	$50,592,930	$27,263,092	$604,809,285

Class A:
Net Assets	$25,406	$43,290,632	$21,171,842	$17,866	$342,252,545
Shares of beneficial interest outstanding, unlimited authorization, no par value	920	1,046,336	2,568,152	1,238	24,173,890
Net asset value per share	$27.62	$41.37	$8.24	$14.43	$14.16
Sales Charge	5.75%	5.75%	4.00%	5.75%	5.75%
Offering price per share, equal to net asset value per share/(1-sales charge)	$29.31	$43.89	$8.58	$15.31	$15.02

Class F:
Net Assets	$—	$—	$—	$12,792,994	$—
Shares of beneficial interest outstanding, unlimited authorization,	—	—	—	884,533	—
Net asset value per share	$—	$—	$—	$14.46	$—

Institutional Class:
Net Assets	$74,192,536	$32,805,625	$29,421,088	$14,452,232	$261,463,247
Shares of beneficial interest outstanding, unlimited authorization, no par value	2,706,995	657,609	3,564,666	1,000,324	17,214,261
Net asset value per share	$27.41	$49.89	$8.25	$14.45	$15.19

Class R6:
Net Assets	$—	$—	$—	$—	$1,093,493
Shares of beneficial interest outstanding, unlimited authorization,	—	—	—	—	70,666
Net asset value per share	$—	$—	$—	$—	$15.47

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD FUNDS
STATEMENTS OF OPERATIONS

	Cantor Fitzgerald	Cantor Fitzgerald	Cantor Fitzgerald
	Equity Dividend Plus	Equity Opportunity	Equity Opportunity
	Fund	Fund	Fund
	For the	For the	For the
	Year Ended	Period Ended	Year Ended
	September 30, 2025	September 30, 2025(a)	December 31, 2024
INVESTMENT INCOME
Dividends	$2,141,764	$758,420	$1,437,155
Interest	238,830	43,467	—
Less: Foreign withholding taxes	—	(4,200)	(7,200)
TOTAL INVESTMENT INCOME	2,380,594	797,687	1,429,955

EXPENSES
Advisor fees	423,128	438,799	922,917
Distribution fees - Class A	42	76,927	173,566
Administration and accounting fees	74,537	39,630	61,778
Transfer agent fees	67,583	19,910	163,073
Audit and tax services fees	21,542	20,846	28,400
Printing and mailing expense	4,749	6,985	29,317
Trustee fees	15,678	10,233	127,411
Registration fees	36,860	28,600	64,794
Compliance services fees	15,386	4,157	8,265
Legal fees	14,342	10,781	330,927
Custodian and bank service fees	31,726	16,473	7,638
Insurance expense	28,762	11,700	14,645
Shareholder servicing fees - Class A	5	16,171	523
Shareholder servicing fees - Institutional Class	22,910	13,460	—
Others fees	893	2,302	24,453
Total Operating Expenses	758,143	716,974	1,957,707
Fees reduced by the Advisor	(113,306)	—	—
NET EXPENSES	644,837	716,974	1,957,707

NET INVESTMENT INCOME (LOSS)	1,735,757	80,713	(527,752)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND WRITTEN OPTION CONTRACTS
Net realized gain (loss) from:
Investment transactions	4,717,828	4,199,067	18,919,322
Written options contracts	327,672	—	—
	5,045,500	4,199,067	18,919,322
Net change in unrealized appreciation (depreciation) from:
Investment transactions	(2,653,167)	8,181,865	(8,573,574)
Written options contracts	(145,785)	—	—
	(2,798,952)	8,181,865	(8,573,574)
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND WRITTEN OPTION CONTRACTS	2,246,548	12,380,932	10,345,748

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,982,305	$12,461,645	$9,817,996

(a)	The Cantor Fitzgerald Equity Opportunity Fund’s fiscal year end changed from December 31 to September 30, effective June 27, 2025. Therefore, period represented is from January 1, 2025 through September 30, 2025.

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD FUNDS
STATEMENTS OF OPERATIONS (Continued)

	Cantor Fitzgerald	Cantor Fitzgerald	Cantor Fitzgerald	Cantor Fitzgerald
	High Income	High Income	International Equity	Large Cap Focused
	Fund	Fund	Fund	Fund
	For the	For the	For the	For the
	Period Ended	Year Ended	Year Ended	Year Ended
	September 30, 2025(a)	December 31, 2024	September 30, 2025	September 30, 2025
INVESTMENT INCOME
Dividends	$—	$—	$491,262	$4,166,141
Interest	2,669,655	4,956,625	17,037	643,735
Less: Foreign withholding taxes	—	—	(57,033)	—
TOTAL INVESTMENT INCOME	2,669,655	4,956,625	451,266	4,809,876

EXPENSES
Advisor fees	271,139	510,491	122,513	3,221,190
Distribution fees - Class A	34,879	67,303	35	794,285
Administration and accounting fees	46,560	66,819	81,624	288,994
Transfer agent fees	24,768	142,809	72,116	238,399
Audit and tax services fees	19,538	20,900	19,468	20,537
Printing and mailing expense	3,200	20,793	1,744	100,325
Trustee fees	10,523	99,482	15,445	15,623
Registration fees	19,625	66,570	36,500	66,250
Compliance services fees	3,675	8,261	11,939	42,900
Legal fees	7,692	255,847	5,818	10,836
Custodian and bank service fees	15,185	5,074	40,740	36,719
Insurance expense	7,370	10,795	27,375	91,200
Shareholder servicing fees - Class A	8,690	458	—	288,286
Shareholder servicing fees - Institutional Class	18,250	—	1,558	177,004
Others fees	1,180	5,107	5,114	11,375
Total Operating Expenses	492,274	1,280,709	441,989	5,403,923
Fees reduced by the Advisor	(40,257)	(435,475)	(312,949)	(150,356)
NET EXPENSES	452,017	845,234	129,040	5,253,567

NET INVESTMENT INCOME (LOSS)	2,217,638	4,111,391	322,226	(443,691)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain (loss) from:
Investment transactions	(114,272)	(491,921)	(167,540)	28,321,056
Foreign currency transactions	—	—	(11,492)	—
	(114,272)	(491,921)	(179,032)	28,321,056
Net change in unrealized appreciation from:
Investment transactions	741,997	976,206	3,722,804	88,111,496
Forward foreign currency translations	—	—	1,799	—
	741,997	976,206	3,724,603	88,111,496
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY	627,725	484,285	3,545,571	116,432,552

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,845,363	$4,595,676	$3,867,797	$115,988,861

(a)	The Cantor Fitzgerald High Income Fund’s fiscal year end changed from December 31 to September 30, effective June 27, 2025. Therefore, period represented is from January 1, 2025 through September 30, 2025.

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Cantor Fitzgerald Equity Dividend
	Plus Fund		Cantor Fitzgerald Equity Opportunity Fund
	Year Ended	Year Ended	Period Ended	Year Ended		Year Ended
	September 30,	September 30,	September 30,	December 31,		December 31,
	2025	2024	2025 (a)	2024 (b)		2023
OPERATIONS
Net investment income (loss)	$1,735,757	$1,582,463	$80,713	$(527,752)		$173,690
Net realized gain (loss) from:
Investment transactions	4,717,828	4,877,066	4,199,067	18,919,322		(898,526)
Written options contracts	327,672	614,376	—	—		—
Net change in unrealized appreciation (depreciation) on:
Investment transactions	(2,653,167)	7,059,872	8,181,865	(8,573,574)		14,413,404
Written options contracts	(145,785)	(228,042)	—	—		—
Net increase in net assets resulting from operations	3,982,305	13,905,735	12,461,645	9,817,996		13,688,568

DISTRIBUTIONS TO SHAREHOLDERS
Distributed earnings:
Class A	(1,446)	(8)	—	(10,266,418)		—
Institutional Class	(6,902,218)	(3,660,549)	—	(7,193,448)		—
Class Y	—	—	—	(110,279)		—
	(6,903,664)	(3,660,557)	—	(17,570,145)		—
CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold
Class A	41,799	14	48,032	950,069	(c)	2,711,892
Class C	—	—	—	110,414		58,114
Class I	—	—	—	70,805		129,777
Class Y	—	—	—	2,013,998		5,443,207
Institutional Class	15,184,777	1,216,424	776,656	511,465	(d)	—
	15,226,576	1,216,438	824,688	3,656,751		8,342,990
Net asset value of shares issued in reinvestment of distributions to shareholders
Class A	1,446	6	—	9,383,125		—
Class Y	—	—	—	103,918		—
Institutional Class	6,694,208	3,523,390	—	6,572,517		—
	6,695,654	3,523,396	—	16,059,560		—
Payments for shares redeemed
Class A	(18,606)	—	(7,071,919)	(23,597,814)		(14,817,808)
Class C	—	—	—	(1,858,440	) (c)	(2,413,028)
Class I	—	—	—	(229,667	) (c)	(853,168)
Class Y	—	—	—	(22,647,068	) (d)	(16,658,620)
Institutional Class	(8,034,088)	(6,911,509)	(8,711,627)	(2,950,830)		—
	(8,052,694)	(6,911,509)	(15,783,546)	(51,283,819)		(34,742,624)
Net increase (decrease) in net assets from capital share transactions	13,869,536	(2,171,675)	(14,958,858)	(31,567,508)		(26,399,634)

TOTAL INCREASE (DECREASE) IN NET ASSETS	10,948,177	8,073,503	(2,497,213)	(39,319,657)		(12,711,066)

NET ASSETS
Beginning of period/year	63,269,764	55,196,261	78,593,470	117,913,127		130,624,193
End of period/year	$74,217,941	$63,269,764	$76,096,257	$78,593,470		$117,913,127

(a)	The Cantor Fitzgerald Equity Opportunity Fund’s fiscal year end changed from December 31 to September 30, effective June 27, 2025. Therefore, period represented is from January 1, 2025 through September 30, 2025.

(b)	Effective close of business on November 22, 2024, shares of Aquila Opportunity Growth Fund were reorganized into shares of Cantor Fitzgerald Equity Opportunity Fund. See notes to the financial statements.

(c)	Includes exchanges from Aquila Opportunity Growth Fund Class C and Class I to Cantor Fitzgerald Equity Opportunity Fund Class A upon conversion of shares on November 22, 2024.

(d)	Includes exchanges from Aquila Opportunity Growth Fund Class Y to Cantor Fitzgerald Equity Opportunity Fund Institutional Class upon conversion of shares on November 22, 2024.

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Cantor Fitzgerald Equity Dividend
	Plus Fund		Cantor Fitzgerald Equity Opportunity Fund
	Year Ended	Year Ended	Period Ended	Year Ended		Year Ended
	September 30,	September 30,	September 30,	December 31,		December 31,
	2025	2024	2025 (a)	2024 (b)		2023
CAPITAL SHARE ACTIVITY
Shares sold:
Class A	1,561	—	1,333	56,274	(c)	72,561
Class C	—	—	—	4,339		2,495
Class I	—	—	—	1,628		3,288
Class Y	—	—	—	41,037		126,665
Institutional Class	573,538	46,785	17,015	753,060	(d)	—
	575,099	46,785	18,348	856,338		205,009
Shares reinvested:
Class A	54	0 (e)	—	259,145		—
Class C	—	—	—	—		—
Class I	—	—	—	17		—
Class Y	—	—	—	2,061		—
Institutional Class	251,898	132,754	—	150,970		—
	251,952	132,754	—	412,193		—
Shares redeemed:
Class A	(699)	—	(197,715)	(557,557)		(399,273)
Class C	—	—	—	(103,847	) (c)	(103,616)
Class I	—	—	—	(5,218	) (c)	(21,214)
Class Y	—	—	—	(1,195,422	) (d)	(389,405)
Institutional Class	(304,136)	(264,972)	(200,294)	(74,931)		—
	(304,835)	(264,972)	(398,009)	(1,936,975)		(913,508)

Net increase (decrease) in shares outstanding	522,216	(85,433)	(379,661)	(668,444)		(708,499)
Shares outstanding, beginning of period/year	2,185,699	2,271,132	2,083,606	2,752,050		3,460,549
Shares outstanding, end of period/year	2,707,915	2,185,699	1,703,945	2,083,606		2,752,050

(a)	The Cantor Fitzgerald Equity Opportunity Fund’s fiscal year end changed from December 31 to September 30, effective June 27, 2025. Therefore, period represented is from January 1, 2025 through September 30, 2025.

(b)	Effective close of business on November 22, 2024, shares of Aquila Opportunity Growth Fund were reorganized into shares of Cantor Fitzgerald Equity Opportunity Fund. See notes to the financial statements.

(c)	Includes exchanges of 33,646 shares from Aquila Opportunity Growth Fund Class C and 11,789 shares from Aquila Opportunity Growth Fund Class I to 33,418 shares of Cantor Fitzgerald Equity Opportunity Fund Class A upon conversion on November 22, 2024.

(d)	Includes exchanges of 743,262 shares from Aquila Opportunity Growth Fund Class Y to Cantor Fitzgerald Equity Opportunity Fund Institutional Class upon conversion on November 22, 2024.

(e)	Represents less than one share.

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Cantor Fitzgerald High Income Fund				Cantor Fitzgerald International Fund
	Period Ended	Year Ended		Year Ended	Year Ended	Period Ended
	September 30,	December 31,		December 31,	September 30,	September 30,
	2025 (a)	2024(b)		2023	2025	2024 (c)
OPERATIONS
Net investment income	$2,217,638	$4,111,391		$4,382,117	$322,226	$218,611
Net realized gain (loss) from:
Investment transactions	(114,272)	(491,921)		(3,670,772)	(167,540)	2,775
Foreign currency transactions	—	—		—	(11,492)	(4,778)
Net change in unrealized appreciation (depreciation) on:
Investment transactions and foreign currency translations	741,997	976,206		7,662,642	3,724,603	1,667,046
Net increase in net assets resulting from operations	2,845,363	4,595,676		8,373,987	3,867,797	1,883,654

DISTRIBUTIONS TO SHAREHOLDERS
Distributed earnings:
Class A	(1,364,479)	(1,521,986)		(1,501,842)	(197)	—
Class C	—	(37,307)		(43,925)	—	—
Class I	—	(23,304)		(30,069)	—	—
Class Y	—	(2,377,096)		(3,006,909)	—	—
Institutional Class	(945,928)	(228,661)		—	(4,266)	—
Class F	—	—		—	(259,972)	—
	(2,310,407)	(4,188,354)		(4,582,745)	(264,435)	—
CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold
Class A	258,130	1,034,020	(d)	3,094,440	2,434	10,282
Class C	—	94,776		218,949	—	—
Class I	—	3,418		7,843	—	—
Class Y	—	5,785,030		14,789,939	—	—
Institutional Class	5,604,671	70,737	(e)	—	13,479,415	193,228
Class F	—	—		—	—	10,029,862
	5,862,801	6,987,981		18,111,171	13,481,849	10,233,372
Net asset value of shares issued in reinvestment of distributions to shareholders
Class A	826,883	1,291,927		1,351,964	197	—
Class C	—	34,279		42,446	—	—
Class I	—	19,517		25,216	—	—
Class Y	—	2,064,432		2,583,564	—	—
Institutional Class	1,111,767	196,352		—	4,265	—
Class F	—	—		—	259,972	—
	1,938,650	3,606,507		4,003,190	264,434	—
Payments for shares redeemed
Class A	(5,635,901)	(10,035,574)		(9,355,639)	(30)	—
Class C	—	(324,667	) (d)	(569,210)	—	—
Class I	—	(247,363	) (d)	(216,025)	—	—
Class Y	—	(33,864,641	) (e)	(22,385,976)	—	—
Institutional Class	(11,624,790)	(1,771,675)		—	(303,549)	—
Class F	—	—		—	(1,900,000)	—
	(17,260,691)	(46,243,920)		(32,526,850)	(2,203,579)	—
Net increase (decrease) in net assets from capital share transactions	(9,459,240)	(35,649,432)		(10,412,489)	11,542,704	10,233,372

TOTAL INCREASE (DECREASE) IN NET ASSETS	(8,924,284)	(35,242,110)		(6,621,247)	15,146,066	12,117,026

NET ASSETS
Beginning of period/year	59,517,214	94,759,324		101,380,571	12,117,026	—
End of period/year	$50,592,930	$59,517,214		$94,759,324	$27,263,092	$12,117,026

(a)	The Cantor Fitzgerald High Income Fund’s fiscal year end changed from December 31 to September 30, effective June 27, 2025. Therefore, period represented is from January 1, 2025 through September 30, 2025.

(b)	Effective close of business on November 22, 2024, shares of Aquila High Income Fund were reorganized into shares of Cantor Fitzgerald High Income Fund. See notes to the financial statements.

(c)	Represents the period December 15, 2023 through September 30, 2024.

(d)	Includes exchanges from Aquila High Income Fund Class C and Aquila High Income Fund Class I to Cantor Fitzgerald High Income Fund Class A upon conversion of shares on November 22, 2024.

(e)	Includes exchanges from Aquila High Income Fund Class Y to Cantor Fitzgerald High Income Fund Institutional Class upon conversion of shares on November 22, 2024.

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Cantor Fitzgerald High Income Fund				Cantor Fitzgerald International Fund
	Period Ended	Year Ended		Year Ended	Year Ended	Period Ended
	September 30,	December 31,		December 31,	September 30,	September 30,
	2025 (a)	2024 (b)		2023	2025	2024 (c)
CAPITAL SHARE ACTIVITY
Shares sold:
Class A	31,709	284,940	(d)	390,650	196	1,027
Class C	—	11,688		27,580	—	—
Class I	—	422		995	—	—
Class Y	—	711,220		1,869,993	—	—
Institutional Class	685,575	4,342,522	(e)	—	1,004,480	17,984
Class F	—	—		—	—	1,002,980
	717,284	5,350,792		2,289,218	1,004,676	1,021,991
Shares reinvested:
Class A	101,102	157,011		170,936	17	—
Class C	—	4,200		5,368	—	—
Class I	—	2,397		3,192	—	—
Class Y	—	252,960		326,344	—	—
Institutional Class	135,770	24,000		—	378	—
Class F	—	—		—	23,027	—
	236,872	440,568		505,840	23,422	—
Shares redeemed:
Class A	(692,351)	(1,227,289)		(1,184,456)	(2)	—
Class C	—	(146,480	) (d)	(72,165)	—	—
Class I	—	(30,364	) (d)	(27,375)	—	—
Class Y	—	(8,479,449	) (e)	(2,838,986)	—	—
Institutional Class	(1,421,436)	(265,560)		—	(22,518)	—
Class F	—	—		—	(141,474)	—
	(2,113,787)	(10,149,142)		(4,122,982)	(163,994)	—

Net increase (decrease) in shares outstanding	(1,159,631)	(4,357,782)		(1,327,924)	864,104	1,021,991
Shares outstanding, beginning of period/year	7,292,449	11,650,231		12,978,155	1,021,991	—
Shares outstanding, end of period/year	6,132,818	7,292,449		11,650,231	1,886,095	1,021,991

(a)	The Cantor Fitzgerald High Income Fund’s fiscal year end changed from December 31 to September 30, effective June 27, 2025. Therefore, period represented is from January 1, 2025 through September 30, 2025.

(b)	Effective close of business on November 22, 2024, shares of Aquila High Income Fund were reorganized into shares of Cantor Fitzgerald High Income Fund. See notes to the financial statements.

(c)	Represents the period December 15, 2023 through September 30, 2024.

(d)	Includes exchanges of 106,571 shares from Aquila High Income Fund Class C and 50,100 shares from Aquila High Income Fund Class I to 156,636 shares of Cantor Fitzgerald High Income Fund Class A upon conversion on November 22, 2024.

(e)	Includes exchanges of 4,333,935 shares from Aquila High Income Fund Class Y to Cantor Fitzgerald High Income Fund Institutional Class upon conversion on November 22, 2024.

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Cantor Fitzgerald Large Cap Focused Fund
	Year Ended	Year Ended
	September 30,	September 30,
	2025	2024
OPERATIONS
Net investment income (loss)	$(443,691)	$(700,678)
Net realized gain from:
Investment transactions	28,321,056	22,122,670
Net change in unrealized appreciation (depreciation) on:
Investment transactions	88,111,496	77,749,481
Net increase in net assets resulting from operations	115,988,861	99,171,473

DISTRIBUTIONS TO SHAREHOLDERS
Distributed earnings:
Class A	(16,139,947)	(7,975,377)
Institutional Class	(6,666,880)	(1,458,359)
Class R6	(29,678)	(12,110)
	(22,836,505)	(9,445,846)
CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold
Class A	9,928,324	8,898,811
Institutional Class	138,718,976	112,168,794
Class R6	429,863	529,770
	149,077,163	121,597,375
Net asset value of shares issued in reinvestment of distributions to shareholders
Class A	16,071,867	7,955,203
Institutional Class	6,665,109	1,457,472
Class R6	29,678	12,110
	22,766,654	9,424,785
Payments for shares redeemed
Class A	(49,812,977)	(52,573,523)
Institutional Class	(57,473,005)	(20,374,894)
Class R6	(134,417)	(148,501)
	(107,420,399)	(73,096,918)
Net increase in net assets from capital share transactions	64,423,418	57,925,242

TOTAL INCREASE IN NET ASSETS	157,575,774	147,650,869

NET ASSETS
Beginning of year	447,233,511	299,582,642
End of year	$604,809,285	$447,233,511

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Cantor Fitzgerald Large Cap Focused Fund
	Year Ended	Year Ended
	September 30,	September 30,
	2025	2024
CAPITAL SHARE ACTIVITY
Shares sold:
Class A	807,623	836,394
Institutional Class	10,364,612	9,951,195
Class R6	32,476	49,793
	11,204,711	10,837,382
Shares reinvested:
Class A	1,296,118	780,687
Institutional Class	502,269	134,453
Class R6	2,197	1,098
	1,800,584	916,238
Shares redeemed:
Class A	(3,997,721)	(4,865,946)
Institutional Class	(4,355,143)	(1,757,774)
Class R6	(10,224)	(12,898)
	(8,363,088)	(6,636,618)

Net increase in shares outstanding	4,642,207	5,117,002
Shares outstanding, beginning of year	36,816,610	31,699,608
Shares outstanding, end of year	41,458,817	36,816,610

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD EQUITY DIVIDEND PLUS FUND
FINANCIAL HIGHLIGHTS

Selected Per Share Data for a Share Outstanding Throughout the Period/Year:

	Class A
	Year	Year	Period
	Ended	Ended	Ended
	September 30,	September 30,	September 30,
	2025	2024	2023 (a)
Net asset value, beginning of period/year	$29.20	$24.33	$26.14
Income (loss) from investment operations:
Net investment income (b)	0.64	0.81	0.26
Net realized and unrealized gains (losses) (c) on investments and written option contracts	0.82	5.73	(1.90)
Total from investment operations	1.46	6.54	(1.64)
Less distributions from:
Net investment income	(0.95)	(0.94)	(0.17)
Net realized gains	(2.09)	(0.73)	—
Total distributions	(3.04)	(1.67)	(0.17)
Net asset value at end of period/year	$27.62	$29.20	$24.33
Total return (d)	5.66%	27.65%	(6.27	)% (e)
Net assets at end of period/year	$25,406	$120	$94
Ratio of total expenses to average net assets	1.41%	1.43%	1.55	% (f)
Ratio of net expenses to average net assets(g)	1.24%	1.24%	1.24	% (f)
Ratio of net investment income to average net assets(g)	2.92%	2.96%	3.31	% (f)
Portfolio turnover rate(h)	33%	20%	21	% (e)

(a)	Cantor Fitzgerald Equity Dividend Plus Fund Class A commenced on July 31, 2023.

(b)	Calculated using average shares outstanding.

(c)	Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

(d)	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(e)	Not annualized.

(f)	Annualized.

(g)	Ratios were determined after advisory fee waivers/reductions by the Advisor.

(h)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD EQUITY DIVIDEND PLUS FUND
FINANCIAL HIGHLIGHTS

Selected Per Share Data for a Share Outstanding Throughout Each Period/Year:

	Institutional Class
	Year	Year	Period		Year	Year	Year
	Ended	Ended	Ended		Ended	Ended	Ended
	September 30,	September 30,	September 30,		March 31,	March 31,	March 31,
	2025	2024	2023 (a)(b)		2023	2022	2021
Net asset value, beginning of period/year	$28.95	$24.30	$25.78		$30.38	$28.19	$18.28
Income (loss) from investment operations:
Net investment income (c)	0.72	0.72	0.39		0.63	0.58	0.59
Net realized and unrealized gains (losses) on investments and written option contracts	0.78	5.60	(0.85	) (g)	(3.33)	4.03	9.90
Total from investment operations	1.50	6.32	(0.46)		(2.70)	4.61	10.49
Less distributions from:
Net investment income	(0.95)	(0.94)	(0.35)		(0.63)	(0.59)	(0.58)
Net realized gains	(2.09)	(0.73)	(0.67)		(1.27)	(1.83)	—
Total distributions	(3.04)	(1.67)	(1.02)		(1.90)	(2.42)	(0.58)
Net asset value at end of period/year	$27.41	$28.95	$24.30		$25.78	$30.38	$28.19
Total return (d)	5.83%	26.79%	(1.88	)% (h)	(8.92)%	(17.23)%	58.15%
Net assets at end of period/year (000’s)	$74,193	$63,270	$55,196		$30,587	$32,615	$28,517
Ratio of total expenses to average net assets	1.16%	1.18%	1.30	% (i)	1.28%	1.23%	1.32%
Ratio of net expenses to average net assets (e)	0.99%	0.99%	1.05	% (i)	1.12%	1.12%	1.10%
Ratio of net investment income to average net assets (e)	2.67%	2.71%	3.06	% (i)	2.33%	1.97%	2.53%
Portfolio turnover rate (f)	33%	20%	21	% (h)	16%	16%	21%

(a)	Represents the period April 1, 2023 through September 30, 2023. See Note 1.

(b)	Effective close of business on July 28, 2023, Institutional Class shares of Cantor FBP Appreciation & Income Opportunities Fund were reorganized into Class A shares of Cantor Fitzgerald Equity Dividend Plus Fund. See notes to the financial statements. The Institutional Class shares’ financial highlights for the periods prior to July 28, 2023 reflect the performance of Cantor FBP Appreciation & Income Fund.

(c)	Calculated using average shares outstanding.

(d)	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

(e)	Ratios were determined after advisory fee waivers/reductions by the Advisor.

(f)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

(g)	Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

(h)	Not annualized.

(i)	Annualized.

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD EQUITY OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS

Selected Per Share Data for a Share Outstanding Throughout each Period/Year Presented:

	Class A
	Period		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	September 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2025(a)		2024 (b)	2023	2022	2021	2020
Net asset value, beginning of period/year	$34.86		$40.70	$36.22	$46.98	$51.86	$50.62
Income (loss) from investment operations:
Net investment income (loss) (c)	0.01		(0.27)	0.01	(0.08)	(0.48)	(0.29)
Net realized and unrealized gains (losses) on investments	6.50		4.30	4.47	(6.97)	10.56	3.94
Total from investment operations	6.51		4.03	4.48	(7.05)	10.08	3.65
Less distributions from:
Net investment income	—		(0.05)	—	—	—	—
Net realized gains	—		(9.82)	—	(3.71)	(14.96)	(2.41)
Total distributions	—		(9.87)	—	(3.71)	(14.96)	(2.41)
Net asset value at end of period/year	$41.37		$34.86	$40.70	$36.22	$46.98	$51.86
Total return (d)	18.67	% (h)	9.04%	12.37%	(15.25)%	21.53%	7.39%
Net assets at end of period/year (000’s)	$43,291		$43,317	$60,429	$65,619	$86,364	$76,508
Ratio of net expenses to average net assets (e)(g)	1.42	% (i)	2.03%	1.75%	1.67%	1.49%	1.54%
Ratio of net investment income (loss) to average net assets (e)(g)	0.04	% (i)	-0.65%	0.02%	-0.19%	-0.88%	-0.63%
Portfolio turnover rate (f)	17	% (h)	44%	107%	102%	99%	69%

(a)	The Cantor Fitzgerald Equity Opportunity Fund’s fiscal year end changed from December 31 to September 30, effective June 27, 2025. Therefore, period represented is from January 1, 2025 through September 30, 2025.

(b)	Effective close of business on November 22, 2024, Class A, Class C and Class I shares of Aquila Opportunity Growth Fund were reorganized into Class A shares of Cantor Fitzgerald Equity Opportunity Fund. See notes to the financial statements. The Class A shares’ financial highlights for the periods prior to November 22, 2024 reflect the performance of Aquila Opportunity Growth Fund Class A.

(c)	Calculated using average shares outstanding.

(d)	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(e)	Ratios were determined after advisory fee waivers/reductions by the Advisor.

(f)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

(g)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(h)	Not annualized.

(i)	Annualized.

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD EQUITY OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS

Selected Per Share Data for a Share Outstanding Throughout each Period/Year Presented:

	Institutional Class
	Period		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	September 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2025(a)		2024 (b)	2023	2022	2021	2020
Net asset value, beginning of period/year	$41.95		$47.12	$41.82	$53.42	$57.00	$55.24
Income (loss) from investment operations:
Net investment income (loss) (c)	0.09		(0.17)	0.14	0.04	(0.37)	(0.17)
Net realized and unrealized gains (losses) on investments	7.85		4.93	5.16	(7.93)	11.75	4.34
Total from investment operations	7.94		4.76	5.30	(7.89)	11.38	4.17
Less distributions from:
Net investment income	—		(0.11)	—	—	—	—
Net realized gains	—		(9.82)	—	(3.71)	(14.96)	(2.41)
Total distributions	—		(9.93)	—	(3.71)	(14.96)	(2.41)
Net asset value at end of period/year	$49.89		$41.95	$47.12	$41.82	$53.42	$57.00
Total return (d)	18.93	% (h)	9.36%	12.67%	(14.98)%	21.88%	7.71%
Net assets at end of period/year (000’s)	$32,806		$35,277	$54,301	$59,173	$105,557	$126,001
Ratio of net expenses to average net assets (e)(g)	1.17	% (i)	1.72%	1.45%	1.36%	1.19%	1.23%
Ratio of net investment income (loss) to average net assets (e)(g)	0.28	% (i)	-0.35%	0.32%	0.09%	-0.60%	-0.33%
Portfolio turnover rate (f)	17	% (h)	44%	107%	102%	99%	69%

(a)	The Cantor Fitzgerald Equity Opportunity Fund’s fiscal year end changed from December 31 to September 30, effective June 27, 2025. Therefore, period represented is from January 1, 2025 through September 30, 2025.

(b)	Effective close of business on November 22, 2024, Class Y shares of Aquila Opportunity Growth Fund were reorganized into Institutional Class shares of Cantor Fitzgerald Equity Opportunity Fund. See notes to the financial statements. The Institutional Class shares’ financial highlights for the periods prior to November 22, 2024 reflect the performance of Aquila Opportunity Growth Fund Class Y.

(c)	Calculated using average shares outstanding.

(d)	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(e)	Ratios were determined after advisory fee waivers/reductions by the Advisor.

(f)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

(g)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(h)	Not annualized.

(i)	Annualized.

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD HIGH INCOME FUND
FINANCIAL HIGHLIGHTS

Selected Per Share Data for a Share Outstanding Throughout each Period/Year Presented:

	Class A
	Period		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	September 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2025(a)		2024 (b)	2023	2022	2021	2020
Net asset value, beginning of period/year	$8.16		$8.13	$7.81	$8.61	$8.69	$8.39
Income (loss) from investment operations:
Net investment income (c)	0.32		0.41	0.34	0.30	0.30	0.30
Net realized and unrealized gains (losses) on investments	0.09		0.05	0.34	(0.77)	0.00	0.33
Total from investment operations	0.41		0.46	0.68	(0.47)	0.30	0.63
Less distributions from:
Net investment income	(0.33)		(0.43)	(0.36)	(0.33)	(0.34)	(0.33)
Net realized gains	—		—	—	—	(0.04)	—
Total distributions	(0.33)		(0.43)	(0.36)	(0.33)	(0.38)	(0.33)
Net asset value at end of period/year	$8.24		$8.16	$8.13	$7.81	$8.61	$8.69
Total return (d)	5.14	% (h)	5.76%	8.94%	(5.49)%	3.57%	7.74%
Net assets at end of period/year (000’s)	$21,172		$25,511	$31,807	$35,419	$39,082	$39,982
Ratio of total expenses to average net assets	1.29	% (i)	1.75%	1.42%	1.40%	1.18%	1.21%
Ratio of net expenses to average net assets (e)(g)	1.20	% (i)	1.20%	1.20%	1.19%	1.18%	1.21%
Ratio of net investment income to average net assets (e)(g)	5.20	% (i)	5.04%	4.35%	3.69%	3.51%	3.60%
Portfolio turnover rate (f)	21	% (h)	33%	34%	9%	118%	347%

(a)	The Cantor Fitzgerald High Income Fund’s fiscal year end changed from December 31 to September 30, effective June 27, 2025. Therefore, period represented is from January 1, 2025 through September 30, 2025.

(b)	Effective close of business on November 22, 2024, Class A, Class C and Class I shares of Aquila High Income Fund were reorganized into Class A shares of Cantor Fitzgerald High Income Fund. See notes to the financial statements. The Class A shares’ financial highlights for the periods prior to November 22, 2024 reflect the performance of Aquila High Income Fund Class A.

(c)	Calculated using average shares outstanding.

(d)	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(e)	Ratios were determined after advisory fee waivers/reductions by the Advisor.

(f)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

(g)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(h)	Not annualized.

(i)	Annualized.

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD HIGH INCOME FUND
FINANCIAL HIGHLIGHTS

Selected Per Share Data for a Share Outstanding Throughout each Period/Year Presented:

	Institutional Class
	Period		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	September 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2025(a)		2024 (b)	2023	2022	2021	2020
Net asset value, beginning of period/year	$8.17		$8.14	$7.81	$8.61	$8.69	$8.40
Income (loss) from investment operations:
Net investment income (c)	0.33		0.44	0.36	0.31	0.32	0.32
Net realized and unrealized gains (losses) on investments	0.09		0.04	0.35	(0.77)	—	0.32
Total from investment operations	0.42		0.48	0.71	(0.46)	0.32	0.64
Less distributions from:
Net investment income	(0.34)		(0.45)	(0.38)	(0.34)	(0.36)	(0.35)
Net realized gains	—		—	—	—	(0.04)	—
Total distributions	(0.34)		(0.45)	(0.38)	(0.34)	(0.40)	(0.35)
Net asset value at end of period/year	$8.25		$8.17	$8.14	$7.81	$8.61	$8.69
Total return (d)	5.30	% (h)	5.97%	9.29%	(5.30)%	3.77%	7.82%
Net assets at end of period/year (000’s)	$29,421		$34,007	$61,257	$63,845	$120,120	$136,978
Ratio of total expenses to average net assets	1.11	% (i)	1.55%	1.22%	1.18%	0.98%	1.01%
Ratio of net expenses to average net assets (e)(g)	1.00	% (i)	1.00%	1.00%	1.00%	0.98%	1.01%
Ratio of net investment income to average net assets (e)(g)	5.40	% (i)	5.37%	4.56%	3.86%	3.71%	3.81%
Portfolio turnover rate (f)	21	% (h)	33%	34%	9%	118%	347%

(a)	The Cantor Fitzgerald High Income Fund’s fiscal year end changed from December 31 to September 30, effective June 27, 2025. Therefore, period represented is from January 1, 2025 through September 30,

(b)	Effective close of business on November 22, 2024, Class Y shares of Aquila High Income Fund were reorganized into Institutional Class shares of Cantor Fitzgerald High Income Fund. See notes to the financial statements. The Institutional Class shares’ financial highlights for the periods prior to November 22, 2024 reflect the performance of Aquila High Income Fund Class Y.

(c)	Calculated using average shares outstanding.

(d)	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(e)	Ratios were determined after advisory fee waivers/reductions by the Advisor.

(f)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

(g)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(h)	Not annualized.

(i)	Annualized.

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS

Selected Per Share Data for a Share Outstanding Throughout each Period/Year Presented:

	Class A
	Year		Period
	Ended		Ended
	September 30,		September 30,
	2025		2024(a)
Net asset value, beginning of period/year	$11.81		$10.00
Income from investment operations:
Net investment income (b)	0.97		0.18
Net realized and unrealized gains on investments	1.84		1.63
Total from investment operations	2.81		1.81
Less distributions from:
Net investment income	(0.19)		—
Net realized gains	(0.00	) (i)	—
Total distributions	(0.19)		—
Net asset value at end of period/year	$14.43		$11.81
Total return (c)	24.20%		18.10	% (g)
Net assets at end of period/year (000’s)	$18		$12
Ratio of total expenses to average net assets	3.35%		4.15	% (h)
Ratio of net expenses to average net assets (d)(f)	1.24%		1.24	% (h)
Ratio of net investment income to average net assets (d)(f)	1.52%		2.08	% (h)
Portfolio turnover rate (e)	87%		24	% (g)

(a)	Represents the period December 15, 2023 through September 30, 2024. See Note 1.

(b)	Calculated using average shares outstanding.

(c)	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(d)	Ratios were determined after advisory fee waivers/reductions by the Advisor.

(e)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

(f)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(g)	Not annualized.

(h)	Annualized.

(i)	Amount represents less than $0.01 per share.

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS

Selected Per Share Data for a Share Outstanding Throughout each Period/Year Presented:

	Institutional Class
	Year		Period
	Ended		Ended
	September 30,		September 30,
	2025		2024(a)
Net asset value, beginning of period/year	$11.83		$10.00
Income from investment operations:
Net investment income (b)	0.34		0.21
Net realized and unrealized gains on investments	2.50		1.62
Total from investment operations	2.84		1.83
Less distributions from:
Net investment income	(0.22)		—
Net realized gains	(0.00	) (i)	—
Total distributions	(0.22)		—
Net asset value at end of period/year	$14.45		$11.83
Total return (c)	24.52%		18.30	% (g)
Net assets at end of period/year (000’s)	$14,452		$213
Ratio of total expenses to average net assets	3.15%		3.90	% (h)
Ratio of net expenses to average net assets (d)(f)	0.99%		0.99	% (h)
Ratio of net investment income to average net assets (d)(f)	1.77%		2.33	% (h)
Portfolio turnover rate (e)	87%		24	% (g)

(a)	Represents the period December 15, 2023 through September 30, 2024. See Note 1.

(b)	Calculated using average shares outstanding.

(c)	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(d)	Ratios were determined after advisory fee waivers/reductions by the Advisor.

(e)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

(f)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(g)	Not annualized.

(h)	Annualized.

(i)	Amount represents less than $0.01 per share.

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS

Selected Per Share Data for a Share Outstanding Throughout each Period/Year Presented:

	Class F
	Year		Period
	Ended		Ended
	September 30,		September 30,
	2025		2024(a)
Net asset value, beginning of period/year	$11.86		$10.00
Income from investment operations:
Net investment income (b)	0.24		0.22
Net realized and unrealized gains on investments	2.62		1.64
Total from investment operations	2.86		1.86
Less distributions from:
Net investment income	(0.26)		—
Net realized gains	(0.00	) (i)	—
Total distributions	(0.26)		—
Net asset value at end of period/year	$14.46		$11.86
Total return (c)	24.72%		18.60	% (g)
Net assets at end of period/year (000’s)	$12,793		$11,892
Ratio of total expenses to average net assets	2.90%		3.70	% (h)
Ratio of net expenses to average net assets (d)(f)	0.79%		0.79	% (h)
Ratio of net investment income to average net assets (d)(f)	1.97%		2.53	% (h)
Portfolio turnover rate (e)	87%		24	% (g)

(a)	Represents the period December 15, 2023 through September 30, 2024. See Note 1.

(b)	Calculated using average shares outstanding.

(c)	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(d)	Ratios were determined after advisory fee waivers/reductions by the Advisor.

(e)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

(f)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(g)	Not annualized.

(h)	Annualized.

(i)	Amount represents less than $0.01 per share.

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD LARGE CAP FOCUSED FUND
FINANCIAL HIGHLIGHTS

Selected Per Share Data for a Share Outstanding Throughout Each Year:

	Class A
	Year		Year		Year	Year		Year
	Ended		Ended		Ended	Ended		Ended
	September 30,		September 30,		September 30,	September 30,		September 30,
	2025		2024		2023	2022 (a)		2021
Net asset value, beginning of year	$11.92		$9.40		$9.68	$17.63		$13.67
Income (loss) from investment operations:
Net investment income (loss) (b)	(0.02)		(0.03)		0.02	(0.03)		(0.04)
Net realized and unrealized gains (losses) on investments	2.89		2.83		2.33	(2.42)		5.37
Total from investment operations	2.87		2.80		2.35	(2.45)		5.33
Less distributions from:
Net investment income	—		(0.01)		—	—		—
Net realized gains	(0.63)		(0.27)		(2.63)	(5.50)		(1.37)
Total distributions	(0.63)		(0.28)		(2.63)	(5.50)		(1.37)
Net asset value at end of year	$14.16		$11.92		$9.40	$9.68		$17.63
Total return (c)	24.86%		30.29%		26.87%	(23.47)%		41.67%
Net assets at end of year (000’s)	$342,253		$310,667		$275,722	$253,190		$518,096
Ratio of total expenses to average net assets	1.18%		1.17	% (f)	1.30%	1.12	% (f)	1.09	% (f)
Ratio of net expenses to average net assets (d)	1.17%		1.17	% (f)	1.17%	1.11	% (f)	1.09	% (f)
Ratio of net investment income (loss) to average net assets (d)	(0.19	)% (g)	(0.26)%		0.22%	(0.22)%		(0.28)%
Portfolio turnover rate (e)	29%		35%		33%	40%		31%

(a)	Effective close of business on September 16, 2022, Class A shares of Delaware Growth Equity Fund were reorganized into Class A shares of Cantor Growth Equity Fund. See notes to the financial statements. The Class A shares’ financial highlights for the periods prior to September 16, 2022 reflect the performance of Delaware Growth Equity Fund.

(b)	Calculated using average shares outstanding.

(c)	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(d)	Ratios were determined after advisory fee waivers/reductions by the Advisor.

(e)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

(f)	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD LARGE CAP FOCUSED FUND
FINANCIAL HIGHLIGHTS

Selected Per Share Data for a Share Outstanding Throughout Each Year:

	Institutional Class
	Year		Year		Year	Year		Year
	Ended		Ended		Ended	Ended		Ended
	September 30,		September 30,		September 30,	September 30,		September 30,
	2025		2024		2023	2022 (a)		2021
Net asset value, beginning of year	$12.70		$10.01		$10.13	$18.18		$14.03
Income (loss) from investment operations:
Net investment income (loss) (b)	0.01	(c)	0.01		0.03	(0.01)		(0.01)
Net realized and unrealized gains (losses) on investments	3.11		2.99	(d)	2.48	(2.54)		5.53
Total from investment operations	3.12		3.00		2.51	(2.55)		5.52
Less distributions from:
Net investment income	—		(0.04)		—	—		—
Net realized gains	(0.63)		(0.27)		(2.63)	(5.50)		(1.37)
Total distributions	(0.63)		(0.31)		(2.63)	(5.50)		(1.37)
Net asset value at end of year	$15.19		$12.70		$10.01	$10.13		$18.18
Total return (e)	25.31%		30.58%		27.34%	(23.26)%		41.98%
Net assets at end of year (000’s)	$261,463		$135,969		$23,777	$5,305		$80,648
Ratio of total expenses to average net assets	0.93	% (h)	0.94	% (h)	0.99%	0.85	% (h)	0.84	% (h)
Ratio of net expenses to average net assets (f)	0.86	% (h)	0.86	% (h)	0.86%	0.84	% (h)	0.84	% (h)
Ratio of net investment income (loss) to average net assets (f)	0.09%		0.05%		0.29%	(0.04)%		(0.05)%
Portfolio turnover rate (g)	29%		35%		33%	40%		31%

(a)	Effective close of business on September 16, 2022, Institutional Class shares of Delaware Growth Equity Fund were reorganized into Institutional Class shares of Cantor Fitzgerald Large Cap Focused Fund. See notes to the financial statements. The Institutional Class shares’ financial highlights for the periods prior to September 16, 2022, reflect the performance of Delaware Growth Equity Fund.

(b)	Calculated using average shares outstanding.

(c)	Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

(d)	Not annualized.

(e)	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

(f)	Ratios were determined after advisory fee waivers/reductions by the Advisor.

(g)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

(h)	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD LARGE CAP FOCUSED FUND
FINANCIAL HIGHLIGHTS

Selected Per Share Data for a Share Outstanding Throughout Each Year:

	Class R6
	Year		Year		Year	Year		Year
	Ended		Ended		Ended	Ended		Ended
	September 30,		September 30,		September 30,	September 30,		September 30,
	2025		2024		2023	2022(a)		2021
Net asset value, beginning of year	$12.93		$10.18		$10.26	$18.34		$14.13
Income (loss) from investment operations:
Net investment income (loss) (b)	0.02	(c)	0.02		0.04	(0.01)		0.01
Net realized and unrealized gains (losses) on investments	3.15		3.05	(d)	2.51	(2.57)		5.57
Total from investment operations	3.17		3.07		2.55	(2.58)		5.58
Less distributions from:
Net investment income	—		(0.05)		—	—		—
Net realized gains	(0.63)		(0.27)		(2.63)	(5.50)		(1.37)
Total distributions	(0.63)		(0.32)		(2.63)	(5.50)		(1.37)
Net asset value at end of year	$15.47		$12.93		$10.18	$10.26		$18.34
Total return (e)	25.25%		30.70%		27.40%	(23.20)%		42.12%
Net assets at end of year (000’s)	$1,093		$597		$84	$38		$1,818
Ratio of total expenses to average net assets	0.84	% (h)	0.87	% (h)	0.92%	0.77	% (h)	0.76	% (h)
Ratio of net expenses to average net assets (f)	0.79	% (h)	0.79	% (h)	0.79%	0.76	% (h)	0.76	% (h)
Ratio of net investment income (loss) to average net assets (f)	0.16%		0.12%		(0.42)%	0.07%		0.08%
Portfolio turnover rate (g)	29%		35%		33%	40%		31%

(a)	Effective close of business on September 16, 2022, Class R6 shares of Delaware Growth Equity Fund were reorganized into Class R6 shares of Cantor Growth Equity Fund. See notes to the financial statements. The Class R6 shares’ financial highlights for the periods prior to September 16, 2022, reflect the performance of Delaware Growth Equity Fund.

(b)	Calculated using average shares outstanding.

(c)	Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

(d)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(e)	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

(f)	Ratios were determined after advisory fee waivers/reductions by the Advisor.

(g)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

(h)	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2025

1.	Organization

Cantor Select Portfolios Trust (“Trust”) was organized on December 16, 2021, as a Delaware statutory trust and is authorized to have multiple series or portfolios. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of five series, Cantor Fitzgerald Equity Dividend Plus Fund, Cantor Fitzgerald Equity Opportunity Fund, Cantor Fitzgerald High Income Fund, Cantor Fitzgerald International Equity Fund and Cantor Fitzgerald Large Cap Focused Fund (the “Funds”), are each separate, diversified series of the Trust. Cantor Fitzgerald International Equity Fund commenced operations on December 15, 2023.

The Cantor Fitzgerald Equity Dividend Plus Fund acquired all of the assets and liabilities of the Cantor FBP Equity & Dividend Plus Fund and the Cantor FBP Appreciation & Income Opportunities Fund, each a series of Williamsburg Investment Trust in tax-free reorganizations on July 28, 2023. The Cantor Fitzgerald Large Cap Focused Fund acquired all of the assets and liabilities of the Delaware Growth Equity Fund, a series of Delaware Group Equity Funds IV, in a tax-free reorganization on September 16, 2022. The Delaware Growth Equity Fund acquired all of the assets and liabilities of the First Investors Select Growth Fund, a series of First Investors Equity Funds in a tax-free reorganization on October 4, 2019.

The Cantor Fitzgerald Equity Opportunity Fund acquired all of the assets and liabilities of the Aquila Opportunity Growth Fund, a series of Aquila Funds Trust, in a tax-free reorganization on November 22, 2024. The Cantor Fitzgerald High Income Fund acquired all of the assets and liabilities of the Aquila High Income Fund, a series of Aquila Funds Trust, in a tax-free reorganization on November 22, 2024. On June 27, 2025, the Board of Trustees (the “Board” or “Trustees”) approved the change in fiscal year end from December 31 to September 30, for the Cantor Fitzgerald Equity Opportunity Fund and Cantor Fitzgerald High Income Fund.

The investment objective of Cantor Fitzgerald Equity Dividend Plus Fund is to provide above-average and growing income while also achieving long-term growth of capital.

The investment objective of the Cantor Fitzgerald Equity Opportunity Fund is to seek capital appreciation.

The investment objective of the Cantor Fitzgerald High Income Fund is to seek high current income. Capital appreciation is a secondary objective when consistent with its primary objective.

The investment objective of the Cantor Fitzgerald International Equity Fund is to seek long-term growth of capital.

The investment objective of the Cantor Fitzgerald Large Cap Focused Fund is to seek long-term growth of capital.

The Cantor Fitzgerald Equity Dividend Plus Fund, Cantor Fitzgerald Equity Opportunity Fund, the Cantor Fitzgerald High Income Fund and the Cantor Fitzgerald Large Cap Focused Fund each have three total classes of shares: Class A Shares, Institutional Class Shares, and Class R6 Shares. The Cantor Fitzgerald International Equity Fund has four total classes of shares: Class A Shares, Institutional Class Shares, Class R6 Shares, and Class F Shares. Each class represents interests in the same portfolio of investments and has the same rights, but each class differs with respect to sales loads, minimum investments, and ongoing expenses. The Cantor Fitzgerald Equity Dividend Plus Fund, Cantor Fitzgerald Equity Opportunity Fund, Cantor Fitzgerald International Equity Fund and Cantor Fitzgerald Large Cap Focused Fund Class A Shares charge a 5.75% front-end sales charge, distribution and service plan fees of 0.25%, and no contingent deferred sales charge on shares redeemed. The Cantor Fitzgerald High Income Fund Class A Shares charge a 4.00% front-end sales charge, distribution and service plan fees of 0.25%, and no contingent deferred sales charge on shares redeemed. Initial investment is $1,000 minimum. Institutional Class Shares and Class R6 have no front-

CANTOR FITZGERALD FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025

end sales charge, no distribution or service plan fee minimum, and no contingent deferred sales charge on shares redeemed. There are no minimum investments (except for shares purchased through an automatic investment plan) for Institutional Class Shares and Class R6 Shares. Class R6 shares do not pay for any service fees, sub-accounting fees, and /or subtransfer agency fees to any brokers, dealers, or other financial intermediaries. There are no front-end sales charge, distribution or 12b-1 fees for Class F. Generally, there is a $10,000,000 minimum initial investment for Class F shares and no minimum for subsequent events. Class R6 is not offered in Cantor Fitzgerald Equity Dividend Plus Fund, Cantor Fitzgerald Equity Opportunity Fund and Cantor Fitzgerald High Income Fund.

Operating Segments – The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the Chief Executive Officer and Chief Financial Officer of the Funds. Each Fund operates as a single operating segment. Each Funds’ income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

2.	Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of the Funds’ significant accounting policies. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation — The Funds’ portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m. Eastern time). Securities traded on a national stock exchange, including common stocks, if any, are valued based upon the closing price on the principal exchange where the security is traded, if available, otherwise, at the last quoted bid price. Securities that are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Covered call options written by the Cantor Fitzgerald Equity Dividend Plus Fund are valued at the last quoted sale price or, in the absence of a sale, at the ask price on the principal exchanges on which they are traded. Investments representing shares of money market funds and other open-end investment companies are valued at their net asset value (“NAV”) as reported by such companies. Options contracts listed on a securities exchange or board of trade (not including Index Options contracts or OTC Options) for which market quotations are readily available shall be valued at the last quoted sales price. In the absence of a sale, the option shall be fair valued either at the most recently quoted bid for purchased options or the most recently quoted ask for written options. Index Options contracts, which may be thinly traded, whether listed on a securities exchange or board of trade, shall be fair valued either at the most recently quoted bid for purchased options or the most recently quoted ask for written options. OTC Options (i.e. those not listed on a securities exchange or board of trade) shall be fair valued, either at the most recently quoted bid for purchased options or the most recently quoted ask for written options.

Securities will be valued at fair value when market quotations (or other market valuations such as those obtained from a pricing service) are not readily available or are deemed unreliable. The Board has designated the advisor as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such

CANTOR FITZGERALD FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025

a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process –The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Funds’ calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the applicable Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

CANTOR FITZGERALD FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025

The following is a summary of each Funds’ investments and other financial instruments based on the inputs used to value the investments and other financial instruments as of September 30, 2025 by security type:

Cantor Fitzgerald Equity Dividend Plus Fund	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$69,826,282	$—	$—	$69,826,282
Money Market Funds	5,442,958	—	—	5,442,958
Total	$75,269,240	$—	$—	$75,269,240

Other Financial Instruments:
Covered Written Call Options	$(757,227)	$—	$—	$(757,227)
Total	$(757,227)	$—	$—	$(757,227)

Cantor Fitzgerald Equity Opportunity Fund	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$68,655,658	$—	$—	$68,655,658
REITS	6,385,820	—	—	6,385,820
Money Market Funds	1,126,675	—	—	1,126,675
Total	$76,168,153	$—	$—	$76,168,153

Cantor Fitzgerald High Income Fund	Level 1	Level 2	Level 3	Total
Investments in Securities:
Corporate Bonds	$—	$48,945,690	$—	$48,945,690
Money Market Funds	1,467,963	—	—	1,467,963
Total	$1,467,963	$48,945,690	$—	$50,413,653

Cantor Fitzgerald International Equity Fund	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$2,227,682	$22,270,649	$—	$24,498,331
Depositary Receipts	1,479,981	—	—	1,479,981
Exchange-Traded Funds	409,192	—	—	409,192
Money Market Funds	837,395	—	—	837,395
Total	$4,954,250	$22,270,649	$—	$27,224,899

Cantor Fitzgerald Large Cap Focused Fund	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$580,966,014	$—	$—	$580,966,014
Money Market Funds	21,581,920	—	—	21,581,920
Total	$602,547,934	$—	$—	$602,547,934

CANTOR FITZGERALD FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025

Refer to the Funds’ Schedule of Investments for a listing of the holdings by sector type. There were no Level 3 investments held by the Funds as of or during the period/year ended September 30, 2025.

Share valuation — The NAV per share of each Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding.

Allocation between classes — Class accounting investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expense relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to services fees, sub-accounting fees, and /or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Investment income — Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Interest income is accrued as earned. Discounts and premiums on fixed income securities purchased are amortized using the interest method. Withholding taxes, if any, on foreign dividends have been recorded in accordance with the Funds’ understanding of the applicable country’s rules and tax rates.

Distributions to shareholders — Dividends arising from net investment income are declared and paid quarterly to shareholders of the Cantor Fitzgerald Equity Dividend Plus Fund, declared and paid annually to shareholders of the Cantor Fitzgerald Equity Opportunity Fund, Cantor Fitzgerald International Equity Fund and the Cantor Fitzgerald Large Cap Focused Fund and declared daily and paid monthly to the shareholders of the Cantor Fitzgerald High Income Fund. Net realized short-term capital gains, if any, may be distributed throughout the year, and net realized long-term capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. Dividends and distributions are recorded on the ex-dividend date.

Investment transactions — Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses on investments sold are determined on a specific identification basis.

Options transactions — When the Funds’ investment advisor believes that individual portfolio investment securities held by the Fund are approaching the top of the advisor’s growth and price expectations, covered call options can be written (sold) against such securities and the Fund will receive a premium in return. The Fund writes options only for income generation and hedging purposes and not for speculation. The premiums received from writing the options are recorded as a liability and are subsequently valued daily at the closing prices on their primary exchanges. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised increase the proceeds used to calculate the realized gain or loss on the sale of the underlying security. If a closing purchase transaction is used to terminate a Funds’ obligation on a call option, a gain or loss will be realized, depending upon whether the price of the closing purchase transaction is more or less than the premium previously received on the call option written.

Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities, each as of the date of the financial statements, and the reported amounts of increase (decrease) in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

CANTOR FITZGERALD FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025

Federal Income Tax — The Funds have qualified and intend to continue to qualify each year as regulated investment companies (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended. By complying with the requirements applicable to RICs and annually distributing substantially all net investment company taxable income and net realized capital gains, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the current tax year or on returns filed in previous tax years which are still open to examination by all major tax authorities (generally, federal returns are open to examination by the Internal Revenue Service for a period of three years from date of filing) The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations when incurred. During the fiscal year, the Funds did not incur any interest or penalties. The Funds typically intend to annually distribute sufficient net investment company taxable income and net realized capital gains if any, so that they will not be subject to the excise tax on undistributed income of RICs. If the required amount of net investment income or gains is not distributed annually, the Funds could incur a tax expense.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Funds’ intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

3.	Investment Transactions

Investment transactions, other than short-term investments and U.S. government securities, were as follows for the period/year ended September 30, 2025:

	Purchases of investment	Proceeds from sales and
Fund	securities	maturities of investment securities
Cantor Fitzgerald Equity Dividend Plus Fund	$30,293,742	$20,047,467
Cantor Fitzgerald Equity Opportunity Fund	12,362,772	27,068,507
Cantor Fitzgerald High Income Fund	11,364,905	11,744,761
Cantor Fitzgerald International Equity Fund	24,443,555	13,543,561
Cantor Fitzgerald Large Cap Focused Fund	161,888,167	138,340,481

4.	Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENTS

Cantor Fitzgerald Equity Dividend Plus Fund’s, Cantor Fitzgerald International Equity Fund’s and the Cantor Fitzgerald Large Cap Focused Fund’s investments are managed by Cantor Fitzgerald Investment Advisors, L.P. (the “Advisor”) under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, Cantor Fitzgerald Equity Dividend Plus Fund and Cantor Fitzgerald Large Cap Focused Fund each pay the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.65% of its average daily net assets up to $500 million; 0.60% of the next $500 million of such assets; 0.55% of the next $1.5 billion of such assets, and 0.50% on assets in excess of $2.5 billion. For the Cantor Fitzgerald International Equity Fund, as full compensation for the investment advisory services provided to the Fund, the Advisor receives monthly compensation based on the Fund’s

CANTOR FITZGERALD FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025

average daily net assets at the annual rate of 0.79%.

Aquila Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Predecessor Funds’ founder and sponsor, served as the Manager for the Aquila Opportunity Growth Fund and the Aquila High Income Fund under an Advisory and Administration Agreement with the Funds until October 18, 2024. Effective October 18, 2024, each Predecessor Funds’ investments were managed by Cantor Fitzgerald Investment Advisors, L.P. under the terms of an Interim Investment Advisory Agreement with the Aquila Funds Trust.

Under the current Investment Advisory Agreement with the Trust, effective as of November 22, 2024, Cantor Fitzgerald Equity Opportunity Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.80% of its average daily net assets. Prior to conversion, the Aquila Opportunity Growth Fund paid its Manager monthly compensation based on the Predecessor Funds’ average daily net assets at the annual rate of 0.90% of such net asset value on net assets of the Fund up to $100,000,000, 0.85% on net assets of the Fund above $100,000,000 to $250,000,000, and 0.80% of the Funds’ net assets above $250,000,000.

Under the current Investment Advisory Agreement with the Trust, effective as of November 22, 2024, Cantor Fitzgerald High Income Fund, pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.65% of its average daily net assets. Prior to conversion, the Aquila High Income Fund paid its Manager monthly compensation based on the Predecessor Funds’ average daily net assets at the annual rate of 0.65%.

The Cantor Fitzgerald Equity Opportunity Fund, Cantor Fitzgerald High Income Fund, Cantor Fitzgerald Large Cap Focused Fund and Cantor Fitzgerald International Equity Fund’s sub-advisor is Smith Group Asset Management, LLC (the “Sub-Advisor”). Pursuant to the sub-advisory agreement with the Advisor, the sub-advisor provides each Fund with a program of continuous supervision of the Funds’ assets, including developing the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. The Advisor pays a sub-advisory fee based on the Funds’ daily net assets, at an annual rate of 0.35% for the Cantor Fitzgerald Equity Opportunity Fund, 0.25% for the Cantor Fitzgerald High Income Fund and Cantor Fitzgerald International Equity Fund and 0.20% for the Cantor Fitzgerald Large Cap Focused Fund.

The Advisor has entered into an Expense Limitation Agreement (“ELA”) with the Trust, pursuant to which the Advisor has agreed to waive management fees and /or reimburse each Fund for expenses each Fund incurs, but only to the extent necessary to maintain each Funds’ total annual operating expenses after fee waivers and/or reimbursement (exclusive of (i) brokerage fees and commissions; (ii) acquired fund fees and expenses; (iii) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor or Sub-Advisor) but inclusive of organizational costs and offering costs). The ELA shall continue in effect for successive twelve-month periods provided that such continuance is specifically approved at least annually by the Advisor.

During the period/year ended September 30, 2025, the Advisor earned fees in the amount of $423,128, $438,799, $271,139, $122,513 and $3,221,190 for the Cantor Fitzgerald Equity Dividend Plus Fund, Cantor Fitzgerald Equity Opportunity Fund, Cantor Fitzgerald High Income Fund, Cantor Fitzgerald International Equity Fund and the Cantor Fitzgerald Large Cap Focused Fund, respectively.

CANTOR FITZGERALD FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025

Fund	Expense Cap	Expiration
Cantor Fitzgerald Equity Dividend Plus Fund	1.24% Class A	January 31, 2026
0.99% Institutional Class
Cantor Fitzgerald Equity Opportunity Fund	1.50% Class A	January 31, 2026
1.25% Institutional Class
Cantor Fitzgerald High Income Fund	1.20% Class A	January 31, 2026
1.00% Institutional Class
Cantor Fitzgerald International Equity Fund	1.24% Class A	January 31, 2026
0.99% Institutional Class
0.79% Class F
Cantor Fitzgerald Large Cap Focused Fund	1.17% Class A	January 31, 2026
0.86% Institutional Class
0.79% Class R6

The Advisor may recoup investment advisory fees that it waived or Fund expenses that it paid under this agreement for a period of three years from the date the fees were waived or expenses paid, if the recoupment can be achieved without causing the expense ratio of the share class (after the recoupment is taken into account) to exceed (i) the expense limit in effect at the time the fees were waived or expenses paid, or (ii) the expense limit in place at the time of the recoupment.

As of September 30, 2025, the Advisor has waived/reimbursed expenses that may be recovered no later than September 30 of the years indicated below:

	2026	2027	2028
Cantor Fitzgerald Equity Dividend Plus Fund	$30,999	$114,214	$113,306
Cantor Fitzgerald Equity Opportunity Fund	—	—	—
Cantor Fitzgerald High Income Fund	—	—	40,257
Cantor Fitzgerald International Equity Fund	—	252,568	312,949
Cantor Fitzgerald Large Cap Focused Fund	456,412	65,747	150,356

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus” or “Administrator”) provides administration, fund accounting, and transfer agent services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies, and certain costs related to the pricing of the Funds’ portfolio securities. During the period/year ended September 30, 2025, the Administrator earned fees for such services for the Funds. This can be referenced in the Statements of Operations.

Ultimus Fund Distributors, LLC (“UFD”) serves as the Funds’ principal underwriter and acts as the distributor of the Funds’ shares. UFD is an affiliate of Ultimus. UFD is compensated by the Advisor (not the Funds) for acting as principal underwriter.

Pursuant to a distribution agreement and distribution plan, the Funds pay the distributor an annual 12b- 1 fee of 0.25% of the average daily net assets of the Class A shares of the Cantor Fitzgerald Equity Dividend Plus Fund, Cantor Fitzgerald

CANTOR FITZGERALD FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025

Equity Opportunity Fund, Cantor Fitzgerald International Equity Fund and Cantor Fitzgerald Large Cap Focused Fund and 0.20% of the average daily net assets of the Class A shares of the Cantor Fitzgerald High Income Fund. The fees are calculated daily and paid monthly. Institutional Class shares do not pay 12b-1 fees.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund, which are approved annually by the Board. Certain officers of the Trust are also employees of Ultimus and the Advisor and such persons are not paid by the Funds for serving in such capacities.

COMPENSATION OF TRUSTEES

Trustees and officers affiliated with the Advisor or Ultimus are not compensated by the Trust for their services. Each Trustee who is not an affiliated person of the Advisor or Ultimus receives from the Trust an annual retainer of $20,000, payable quarterly, annual payment of $5,000 for audit committee chair fee, payable quarterly, and reimbursement of travel and other expenses incurred in attending meetings. The Independent Trustees received aggregate compensation of $15,678, $10,233, $10,523, $15,445 and $15,623, for the period/year ended September 30, 2025, for the Cantor Fitzgerald Equity Dividend Plus Fund, Cantor Fitzgerald Equity Opportunity Fund, Cantor Fitzgerald High Income Fund, Cantor International Equity Fund, and Cantor Fitzgerald Large Cap Focused Fund, respectively.

5.	Derivatives Transactions

The derivative instruments outstanding as of September 30, 2025, as disclosed in the Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Cantor Fitzgerald Equity Dividend Plus Fund.

The location on the Statements of Assets and Liabilities of the Funds’ derivative positions as of September 30, 2025, is as follows:

Cantor Fitzgerald Equity Dividend Plus Fund

	Fair Value
		Asset	Liability
Type of Derivative (Risk)	Location	Derivatives	Derivatives
Call options written (Equity)	Written call options, at value	$—	$(757,227)

The Fund’s transactions in derivative instruments during the year ended September 30, 2025 are recorded in the following locations on the Statements of Operations:

Cantor Fitzgerald Equity Dividend Plus Fund

		Net		Change in Unrealized
		Realized		Appreciation
Type of Derivative (Risk)	Location	Gains	Location	(Depreciation)
Call options written (Equity)	Net realized gain (loss) from written option	$327,672	Net change in unrealized appreciation (depreciation)	$(145,785)

CANTOR FITZGERALD FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025

Offsetting of Financial Assets and Derivative Liabilities

Gross Amounts Not Offset in the Statement of Assets
Liabilities:			& Liabilities
Net Amounts of
	Gross Amounts Offset in	Liabilities Presented
	the Statement of Assets	in the Statement of		Cash Collateral
Description	& Liabilities (1)	Assets & Liabilities	Financial Instruments (2)	Received	Net Amount
Options Written	$—	$757,227	$757,227	$—	$—

(1)	Written options at value as presented in the Schedule of Investments.

(2)	The amount is limited to the derivative liability balance and, accordingly, does not include excess collateral pledged.

6.	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of September 30, 2025 the following shareholders owned of record 25% or more of the outstanding shares of each Fund.

NAME OF RECORD OWNER	% Ownership
Cantor Fitzgerald Equity Dividend Plus Fund
UBS Financial Services (for the benefit of its customers)	25%
Cantor Fitzgerald International Equity Fund
JP Morgan LLC (for the benefit of its customers)	47%
National Financial Services LLC (for the benefit of its customers)	26%

7.	Contingencies and Commitments

The Trust indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Trust. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

CANTOR FITZGERALD FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025

8.	Principal Investment Risks

Risk	Equity Dividend Plus Fund	Equity Opportunity Fund	High Income Fund	International Equity Fund	Large Cap Focused Fund
Active Management and Selection Risk	✔			✔	✔
Covered Call Option Risk	✔
Credit Risk			✔
Cybersecurity Risk	✔	✔	✔	✔	✔
Distribution Risk	✔
Dividend Strategy Risk	✔
Emerging Market Securities Risk		✔	✔
Equity Securities Risk	✔			✔	✔
Foreign Securities Risk		✔	✔	✔
Growth Stock Risk				✔	✔
Interest Rate Risk			✔
Investment Risk	✔		✔	✔	✔
Junk Bond Risk			✔
Large Company Risk	✔
Limited History of Operations				✔
Limited Number of Securities Risk				✔	✔
Liquidity Risk				✔	✔
Market Risk	✔		✔	✔	✔
Medium Company Size Risk				✔
Mid-Cap Company Risk	✔
Portfolio Turnover Risk		✔
Portfolio Selection Risk		✔	✔
Prepayment of Call Risk			✔
Redemption Risk		✔	✔
Sector Risk				✔	✔
Small to Medium Company Size Risk		✔			✔
Subordinated Securities Risk		✔
Tax Risk	✔

Investments in the Funds are subject to investment risks, including the possible loss of some or the entire principal amount invested. The Funds are subject to certain risks, including the principal risks noted below, any of which may adversely affect the Funds’ net asset value per shares, trading price, yield, total return, and ability to meet their investment objectives. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation or any other government agency. The prospectus states the individual risks for each individual fund, generally, the Funds will be subject to the following principal risks:

Active management and selection risk — The risk that the securities selected by a funds’ management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Covered call option risk – The use of options requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling securities. If the Advisor is incorrect in its price

CANTOR FITZGERALD FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025

expectations and the market price of a security subject to a call option rises above the exercise price of the option, the Fund will lose the opportunity for further appreciation of that security but continue to bear the risk of a decline in the value of the underlying stock.

Credit risk – If an issuer or obligor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline. Changes in actual or perceived creditworthiness may occur quickly. The Fund could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty. Securities in the lowest category of investment grade (i.e., BBB/Baa) may be considered to have speculative characteristics.

Cybersecurity risk – Cybersecurity failures by and breaches of the Funds’ Advisor, Transfer Agent, Custodian, Distributor or other service providers may disrupt Fund operations, interfere with the Funds’ ability to calculate its NAV, prevent Fund shareholders from purchasing, redeeming or exchanging shares or receiving distributions or receiving timely information regarding the Fund or their investment in the Fund, cause loss of or unauthorized access to private shareholder information, or result in financial losses to the Fund and its shareholders, regulatory fines, penalties, reputational damage, or additional compliance costs. Substantial costs may be incurred in order to prevent any cyber incidents in the future. The Fund and its shareholders could be negatively impacted as a result.

Dividend strategy risk – The Funds’ focus on dividend-paying stocks could cause it to underperform relative to funds that invest without consideration of a company’s track record of paying dividends. An issuer of a stock held by the Funds may choose not to declare a dividend or the dividend rate might not remain at current levels or increase over time. Dividend paying stocks might not experience the same level of earnings growth or capital appreciation as non-dividend paying stocks. Changes in the dividend policies or capital resources of companies in which the Fund invests may affect the Funds’ ability to generate income.

Emerging Market Securities risk – Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more advanced countries. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

ETF risk – An investment in an ETF generally presents the same primary risks as an investment in a conventional investment company, including the risk that the general level of security prices owned by the ETF may decline, thereby affecting the value of the shares of the ETF. In addition, ETFs are subject to certain risks that do not apply to conventional open-end mutual funds, including the risk that the market price of an ETF’s shares may trade at a discount to its net asset value, or that an active trading market for an ETF’s shares may not be developed or maintained.

Equity securities risk – The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks tend to move in cycles and may decline in tandem with a drop in the overall value of the markets based on negative developments in the U.S. or global economies. Stocks and other equity securities are subject to inherent market risks and fluctuations in value due to earnings and other developments affecting a particular company or industry, stock market trends and general economic conditions, investor perceptions, interest rate changes and other factors beyond the control of the Advisor. The price of a company’s stock may decline if the company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence. Economies and financial markets throughout the world have become interconnected which increases the possibility that economic, financial, or political events in one country, sector or region could have potentially adverse effects on global economies or markets. Russia’s military invasion of Ukraine, the responses and sanctions by other countries, and the potential for wider conflicts, could continue to have adverse effects

CANTOR FITZGERALD FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025

on regional and global economies and may further strain global supply chains and negatively affect global growth and inflation. Policy changes by the U.S. government and/or Federal Reserve and political events with the U.S. and abroad, such as changes in the U.S. presidential administration and Congress, may affect investor and consumer confidence, and adversely impact the financial markets.

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes and tsunamis, and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and the markets. For example, the outbreak of an infectious respiratory illness caused by a novel coronavirus, known as COVID-19, and efforts to contain its spread, have resulted, and may continue to result in labor shortages, supply chain disruptions, lower consumer demand for certain products and services, and significant disruptions to economies and markets, adversely affecting individual companies, sectors, industries, interest rates and investor sentiment.

Extension risk – During periods of rising interest rates, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down even more because their interest rates are lower than the current interest rate and they remain outstanding longer.

Foreign Securities risk – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability, military conflicts and sanctions, terrorism, arbitrary application of laws and regulations or lack of rule of law, and other adverse economic or political developments. Lack of information and less market regulation may also affect the value of these securities. Risks are greater for investments in emerging markets. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation. Sanctions or other government actions against certain countries could negatively impact the Funds’ investments in securities that have exposure to those countries. Circumstances that impact

Growth stock risk — Growth stocks (such as those in the information technology sector) reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short term.

Interest Rate risk – The market prices of the Funds’ fixed income securities may fluctuate significantly when interest rates change. The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or longer duration securities. In recent years, interest rates and credit spreads in the U.S. have been at historic lows. The U.S. Federal Reserve has raised certain interest rates, and interest rates may continue to go up. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the Fund. The maturity of a security may be significantly longer than its effective duration. A security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors such as changes in credit quality or in the yield premium that the market may establish for certain types of securities (sometimes called “credit spread”). In general, the longer its maturity the more a security may be susceptible to these factors. When the credit spread for a fixed income security goes up, or “widens,” the value of the security will generally go down.

Investment risk – Various sectors of the global financial markets have been experiencing an extended period of adverse conditions. Market uncertainty has increased dramatically, particularly in the United States and Europe, and adverse market conditions have expanded to other markets. These conditions have resulted in

CANTOR FITZGERALD FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025

disruption of markets, periods of reduced liquidity, greater volatility, general volatility of spreads, an acute contraction in the availability of credit and a lack of price transparency. The long-term impact of these events is uncertain but could continue to have a material effect on general economic conditions, consumer and business confidence and market liquidity.

Major public health issues, such as COVID-19, have at times, and may in the future impact the Fund. The COVID-19 pandemic caused substantial market volatility and global business disruption and impacted the global economy in significant and unforeseen ways. Any public health emergency, including the COVID-19 pandemic or any outbreak of other existing or new epidemic diseases or the threat thereof, and the resulting financial and economic market uncertainty, could have a material adverse impact on the Fund or its investments. Moreover, changes in interest rates, travel advisories, quarantines and restrictions, disrupted supply chains and industries, impact on labor markets, reduced liquidity or a slowdown in U.S. or global economic conditions resulting from a future public health crisis may also adversely affect the Fund or its investments. COVID-19, or any other health crisis and the current or any resulting financial, economic and capital markets environment, and future developments in these and other areas present uncertainty and risk with respect to the Funds’ NAV, performance, financial condition, results of operations, ability to pay distributions, make share repurchases and portfolio liquidity, among other factors.

Junk Bonds risk – Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.

Large company risk – Larger capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, have fewer opportunities to expand the market for their products or services, and may not be able to attain the high growth rate of successful smaller companies.

Limited number of securities risk — The possibility that a single security’s increase or decrease in value may have a greater impact on a funds’ value and total return because the fund may hold larger positions in fewer securities than other funds. In addition, a fund that holds a limited number of securities may be more volatile than those funds that hold a greater number of securities.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a Fund has valued them.

Management risk – The Advisor’s method of security selection may not be successful and the securities in the Funds’ portfolio may not perform as well as the market as a whole. Value stocks are subject to the risks that they may not appreciate in value as expected or their prices may decline.

Market risk – The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Mid-cap company risk – Mid-capitalization (“mid-cap”) companies often involve higher risks because they may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In many instances, the securities of mid-cap companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies.

CANTOR FITZGERALD FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025

Portfolio Selection risk – The value of your investment may decrease if the Sub-Advisor’s judgment about the quality, relative yield, value or market trends affecting a particular market segment, security, industry, sector or region, or about interest rates or other market factors, is incorrect, or there may be imperfections, errors or limitations in the models, tools and information used by the Sub-Advisor.

Portfolio Turnover risk – If the Fund does a lot of trading, it may incur additional operating expenses and other costs, which would reduce performance. Trading activity could also cause shareholders to incur a higher level of taxable income or capital gains.

Prepayment or Call risk – Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the Fund will not benefit from the rise in market price that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on prepaid securities. The Fund may also lose any premium it paid on prepaid securities.

Redemption risk – The Fund may experience heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value or accelerate taxable gains or transaction costs, which could cause the value of your investment to decline.

Small and Mid-Sized Companies risk – Companies having market capitalization of middle to smaller size are comparatively less well known and may have less trading in their shares than larger companies. Compared to large companies, small-and mid-size companies, and the market for their equity securities, may be more sensitive to changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession, have more limited product lines, operating histories and capital resources, may be dependent upon a limited management group, experience sharper swings in market values, have limited liquidity, be harder to value or to sell at the times and prices the Advisor thinks appropriate, and offer greater potential for gain and loss. The Fund invests in companies that are highly leveraged. Leverage can magnify the impact of adverse economic, political, regulatory and other developments on a company’s operations and market value.

Subordinated Securities risk – Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.

9.	Sector Risk

If the Cantor Fitzgerald Large Cap Focused Fund or Cantor Fitzgerald International Equity Fund has significant investments in the securities of issuers in industries within a particular business sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Funds’ NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and, therefore, the value of the Funds’ portfolio would be adversely affected. As of September 30, 2025, the Cantor Fitzgerald Large Cap Focused Fund had 33.4% of its net assets invested in the Technology sector and Cantor Fitzgerald International Equity Fund had 30.52% of its net assets invested in the Financials sector.

CANTOR FITZGERALD FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025

10.	Distributions to Shareholders and Tax Components of Capital

The following table represents aggregate cost for federal tax purposes, including written options, for the Funds as of September 30, 2025 and differs from fair value by net unrealized appreciation/depreciation which consisted of:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Cantor Fitzgerald Equity & Dividend Plus Fund	$59,929,157	$16,831,640	$(2,248,784)	$14,582,856
Cantor Fitzgerald Equity Opportunity Fund	48,017,171	28,938,300	(787,318)	$28,150,982
Cantor Fitzgerald High Income Fund	49,292,096	1,282,601	(161,044)	$1,121,557
Cantor Fitzgerald International Equity Fund	21,888,873	5,547,202	(211,176)	$5,336,026
Cantor Fitzgerald Large Cap Focused Fund	353,485,718	253,303,410	(4,241,194)	$249,062,216

The tax character of fund distributions for each Fund and period ended below was as follows:

For the year/period ended September 30, 2025:

	Ordinary		Long-Term	Return of
	Income		Capital Gains	Capital	Total
Cantor Fitzgerald Equity & Dividend Plus Fund	$2,545,822		$4,357,842	$—	$6,903,664
Cantor Fitzgerald Equity Opportunity Fund	—		—	—	—
Cantor Fitzgerald High Income Fund	2,284,166	*	—	—	2,284,166
Cantor Fitzgerald International Equity Fund	264,435		—	—	264,435
Cantor Fitzgerald Large Cap Focused Fund	—		22,836,505	—	22,836,505

*	Differences in distributions between the Statement of Changes paid from book and tax on the income funds relate to the adjustments for dividends pay able for tax purposes.

For the year ended September 30, 2024:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Cantor Fitzgerald Equity & Dividend Plus Fund	$2,260,389	$1,419,301	$—	$3,679,690
Cantor Fitzgerald International Equity Fund	—	—	—	—
Cantor Fitzgerald Large Cap Focused Fund	351,412	9,094,434	—	9,445,846

During the current year, the following funds had a change of fiscal year end from December 31, the tax character of dividends paid during the prior fiscal period ended December 31, 2024 was as follows:

For the year ended December 31, 2024:
	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Cantor Fitzgerald Equity Opportunity Fund	$6,673,266	$10,896,879	$—	$17,570,145
Cantor Fitzgerald High Income Fund	4,188,354	—	—	4,188,354

For the period ended December 31, 2023:
	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Cantor Fitzgerald Equity Opportunity Fund	$—	$—	$—	$—
Cantor Fitzgerald High Income Fund	4,582,745	—	—	4,582,745

CANTOR FITZGERALD FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025

As of September 30, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Cantor Fitzgerald Equity Dividend Plus Fund	$217,114	$3,544,775	$—	$—	$—	$14,582,856	$18,344,745
Cantor Fitzgerald Equity Opportunity Fund	73,739	2,100,603	—	—	—	28,150,982	30,325,324
Cantor Fitzgerald High Income Fund	14,563	—	—	(9,675,283)	(26,241)	1,121,557	(8,565,404)
Cantor Fitzgerald International Equity Fund	257,242	—	(114,261)	—	—	5,338,370	5,481,351
Cantor Fitzgerald Large Cap Focused Fund	11,253,580	10,772,892	—	—	—	249,062,216	271,088,688

The difference between book basis and tax basis undistributed net investment income (loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to C-Corporation return of capital distributions, perpetual bonds and amortization, and the tax deferral of losses on wash sales.

The unrealized appreciation (depreciation) in the table above includes Cantor Fitzgerald International Equity Fund unrealized foreign currency gains of $2,344.

Under current tax law, certain capital losses realized after October 31, and certain ordinary losses realized after December 31 but before the end of the fiscal year (“Post- October losses” and “Late Year Losses”, respectively) may be deferred and treated as occurring on the first business day of the following fiscal year. For the year ended September 30, 2025, the Cantor Fitzgerald International Equity Fund elected to defer Post-October Losses listed in the above table to October 1, 2025.

At September 30, 2025, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carryforwards utilized as follows:

Capital Loss Carry
	Short-Term	Long-Term	Total	Forward Utilized
Cantor Fitzgerald Equity & Dividend Plus Fund $-	$—	$—	$—	$—
Cantor Fitzgerald Equity Opportunity Fund	—	—	—	—
Cantor Fitzgerald High Income Fund	2,853,725	6,821,558	9,675,283	—
Cantor Fitzgerald International Equity Fund	—	—	—	—
Cantor Fitzgerald Large Cap Focused Fund	—	—	—	—

During the fiscal period ended September 30, 2025, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the use of tax equalization credits, and distributions in excess, resulted in reclassifications for the year ended September 30, 2025 for the Funds as follows:

		Accumulated
	Paid In Capital	Earnings (Losses)
Cantor Fitzgerald Equity & Dividend Plus Fund	$250,197	$(250,197)
Cantor Fitzgerald Equity Opportunity Fund	80,593	(80,593)
Cantor Fitzgerald High Income Fund	—	—
Cantor Fitzgerald International Equity Fund	6,269	(6,269)
Cantor Fitzgerald Large Cap Focused Fund	2,557,066	(2,557,066)

CANTOR FITZGERALD FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025

11.	New Accounting Pronouncement

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.

12.	Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events besides the following.

The Board has approved, effective October 1, 2025, the reduction in the expense caps under the current Expense Limitation Agreement for the Cantor Fitzgerald High Income Fund through January 31, 2027.

Fund		Expense Cap	Expiration
Cantor Fitzgerald High Income Fund	1.00%	Class A	January 31, 2027
	0.80%	Institutional Class

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
Cantor Select Portfolios Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and open option contracts (as applicable), of Cantor Fitzgerald Funds comprising the funds listed below (the “Funds”), each a series of Cantor Select Portfolios Trust, as of September 30, 2025, the related statements of operations and changes in net assets and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

	Statements of	Statements of
Fund Name	Operations	Changes in Net Assets	Financial Highlights
Cantor Fitzgerald Equity Dividend Plus Fund	For the year ended September 30, 2025	For the years ended September 30, 2025 and 2024	For the years ended September 30, 2025 and 2024, the period from April 1, 2023 through September 30, 2023, and the years ended March 31, 2023, 2022, and 2021
Cantor Fitzgerald Equity Opportunity Fund and Cantor Fitzgerald High Income Fund	For the period from January 1, 2025 through September 30, 2025 and the year ended December 31, 2024
Cantor Fitzgerald International Equity Fund	For the year ended September 30, 2025	For the year ended September 30, 2025 and the period from December 15, 2023 (commencement of operations) through September 30, 2024
Cantor Fitzgerald Large Cap Focused Fund	For the year ended September 30, 2025	For the years ended September 30, 2025 and 2024	For the years ended September 30, 2025, 2024, 2023, and 2022

Cantor Fitzgerald Equity Opportunity Fund’s and Cantor Fitzgerald High Income Fund’s statements of changes in net assets and financial highlights for the years ended December 31, 2023, and prior, were audited by other auditors whose report dated February 29, 2024, expressed an unqualified opinion on those statements of changes in net assets and financial highlights. Cantor Fitzgerald Large Cap Focused Fund’s financial highlights for the year ended September 30, 2021 were audited by other auditors whose report dated November 17, 2021, expressed an unqualified opinion on those financial highlights.

COHEN & COMPANY, LTD.
Registered with the Public Company Accounting Oversight Board
800.229.1099 I 866.818.4538 fax I cohenco.com

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Cantor Fitzgerald Investment Advisors, L.P. since 2016.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
November 26, 2025

CANTOR FITZGERALD FUNDS
ADDITIONAL INFORMATION (Unaudited)
September 30, 2025

Item 8 - Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9 - Proxy Disclosures

Not applicable.

Item 10 - Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Item 11 - Statement Regarding Basis for Approval of Investment Advisory Agreement

In connection with the Board meeting held on June 27, 2025, the Board, including a majority of the Independent Trustees, discussed the approval of a management agreement (the “Investment Advisory Agreement”) between the Trust and the Advisor, with respect to the Funds.

The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Investment Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Investment Advisory Agreement. In connection with their deliberations regarding approval of the Investment Advisory Agreement, the Trustees reviewed materials prepared by the Advisor.

In deciding on whether to approve the Investment Advisory Agreement, the Trustees considered numerous factors, including:

Nature, Extent and Quality of Services. The Trustees considered the responsibilities of the Adviser under the Investment Advisory Agreement. The Trustees reviewed the services provided by the Adviser to each of the Funds including, without limitation, the quality of its investment advisory services since inception and its coordination of services among the service providers. The Trustees evaluated the Adviser’s staffing, personnel, and methods of operating; the education and experience of the Adviser’s personnel; the Adviser’s compliance program; and the Adviser’s financial condition. After reviewing the foregoing information and further information in the memorandum from the Adviser (e.g., descriptions of the Adviser’s business, compliance program, and ADV), the Board concluded that the nature, extent, and quality of the services provided by the Adviser were satisfactory and adequate.

Performance. The Trustees compared the performance of each Fund with the performance of comparable funds with similar strategies managed by other investment advisers, and applicable peer group data (e.g., Morningstar category and peer group average). The Trustees noted that the Equity Dividend Plus Fund and the Cantor Fitzgerald International Equity Fund outperformed the peer group average, category average, and the primary benchmark for the one-year, five-year and ten-year periods. The Trustees noted that the Cantor Fitzgerald Large Cap Focused Fund underperformed the peer group average, category average, and the primary benchmark for the one-year period. The Trustees noted that the Adviser believed that the underperformance was attributable to the underweight of the Cantor Fitzgerald Large Cap Focused Fund in mega-cap technology holdings compared to the peer group, category, and benchmark. The Trustees noted that the Cantor Fitzgerald Equity Opportunity Fund and the Cantor Fitzgerald High Income Fund underperformed the peer group average, category average, and the primary benchmark for the one-year, five- year and ten-year periods but considered that these Funds were not managed by the Adviser until recently. The Trustees also considered the Adviser’s role in supervising the investment activity of Smith Asset. The Trustees also noted that the Adviser has historically acted as a “manager of managers”. The Trustees concluded that based on each Fund’s investment strategy and the Adviser’s presentation, the Adviser had the expertise to fulfill each Fund’s investment mandate.

Fees and Expenses. The Trustees next considered information regarding each Fund’s proposed management fee. They compared each Fund’s proposed management fee to each Fund’s peer group and category, as presented by the Adviser. The Trustees noted that the management fee for the Equity Dividend Plus Fund and Cantor Fitzgerald Large Cap Focused Fund is lower than the peer group average and lower than the Morningstar category average. The Trustees further noted that the management fee for the Cantor Fitzgerald Equity Opportunity Fund, the Cantor Fitzgerald High Income Fund, and the Cantor Fitzgerald International Equity Fund is slightly higher than the peer group average and the Morningstar category average. Following this comparison, and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Adviser were not unreasonable in relation to the nature and quality of the services provided by the Adviser and that they reflected charges that were within a range of what could have been negotiated at arm’s length.

Profitability. The Trustees considered the Adviser’s profitability in connection with its management of the Funds. The Trustees also took into account the services the Adviser provides under the Investment Advisory Agreement, including the Adviser’s costs in managing each Fund. The Trustees considered the estimated costs of managing the Funds and information provided by the Adviser regarding its financial

CANTOR FITZGERALD FUNDS
ADDITIONAL INFORMATION (Unaudited) (Continued)
September 30, 2025

condition. The Trustees discussed the profitability level of the Adviser, noting, among other factors and circumstances, that the level of profitability was not excessive.

Economies of Scale. The Trustees considered whether the Adviser would realize economies of scale with respect to its management of the Funds. The Trustees noted that the Cantor Fitzgerald Large Cap Focused Fund is expected to benefit from economies of scale over the next 12 months as adviser fees are expected to scale to lower tier expense ratio over the next 12- 24 months. The Trustees further noted that the Cantor Fitzgerald High Income Fund, the Cantor Fitzgerald Equity Opportunity Fund, the Cantor Fitzgerald International Equity Fund and the Equity Dividend Plus Fund are not expected to benefit from any meaningful economies of scale until Fund assets from each Fund reach $500 million. The Board observed that economies of scale will be considered in the future as each Fund’s asset level grows.

Conclusion. The Trustees, having requested and received such information from the Adviser as it believed reasonably necessary to evaluate the terms of the renewal of the Investment Advisory Agreement, with the Independent Trustees having met in executive session with counsel, determined that renewal of the Investment Advisory Agreement for an additional one -year term is in the best interests of each Fund and their shareholders.

In connection with the Board meeting held on June 27, 2025, the Board, including a majority of the Independent Trustees, discussed the approval of a sub-advisory agreement between the Advisor and the Sub-Advisor, with respect to the Cantor Fitzgerald Large Cap Focused Fund, the Cantor Fitzgerald International Equity Fund, the Cantor Fitzgerald Equity Opportunity Fund, and the Cantor Fitzgerald High Income Fund (the “Sub-Advised Funds”)(the “Investment Sub -Advisory Agreement”).

The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Investment Sub-Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Investment Sub-Advisory Agreement. In connection with their deliberations regarding approval of the Investment Sub-Advisory Agreement, the Trustees reviewed materials prepared by the Sub-Advisor.

In deciding on whether to approve the Investment Sub-Advisory Agreement, the Trustees considered numerous factors, including:

Nature, Extent and Quality of Services. The Trustees considered the responsibilities of Smith Asset under the Sub-Advisory Agreements. The Trustees evaluated since inception Smith Asset’s staffing, personnel, and methods of operating; the education and experience of Smith Asset’s personnel; compliance program; research and recommendations with respect to portfolio securities; procedures for formulating investment recommendations and assuring compliance with each Fund’s investment objectives, policies and limitations; and financial condition. After reviewing the foregoing information and further information in the memorandum from Smith Asset (e.g., descriptions of Smith Asset’s business, compliance program, and Form ADV), the Board concluded that the nature, extent, and quality of the services provided by Smith Asset were satisfactory and adequate for the Sub-Advised Funds.

Performance. The Trustees compared the performance of each Sub-Advised Fund with the performance of comparable funds with similar strategies managed by other investment advisers, and applicable peer group data (e.g., Morningstar category and peer group average). The Trustees noted that the Cantor Fitzgerald International Equity Fund outperformed the peer group average, category average, and the primary benchmark for the one-year, five-year and ten-year periods. The Trustees noted that the Cantor Fitzgerald Large Cap Focused Fund underperformed the peer group average, category average, and the primary benchmark for the one-year period. The Trustees noted that the Adviser believed that the underperformance was attributable to the underweight of the Cantor Fitzgerald Large Cap Focused Fund in mega-cap technology holdings compared to the peer group, category, and benchmark. The Trustees noted that the Cantor Fitzgerald Equity Opportunity Fund and the Cantor Fitzgerald High Income Fund underperformed the peer group average, category average, and the primary benchmark for the one-year, five-year and ten-year periods but considered that these Funds were not managed by Smith Asset until recently. The Trustees concluded that based on each Fund’s investment strategy and Smith Asset’s presentation, Smith Asset had the expertise to fulfill each Fund’s investment mandate.

Fees and Expenses. The Trustees first noted the sub- advisory fee for each Sub-Advised Fund under the Sub-Advisory Agreements. The Trustees noted that there were few comparable accounts managed by Smith Asset against which to compare the sub-advisory fee proposed for the Sub-Advised Funds, but the Trustees noted the advisory fee comparison presented by the Adviser. The Trustees noted that the fee charged by Smith Asset for the Cantor Fitzgerald Large Cap Focused Fund is the lowest fee rate for any mutual fund, pooled investment vehicle, or private account managed by Smith Asset in the same or similar strategy for that Fund. Following this discussion, and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to Smith Asset were not unreasonable in relation to the nature and quality of the services provided by Smith Asset and that they reflected charges that were within a range of what could have been negotiated at arm’s length.

CANTOR FITZGERALD FUNDS
ADDITIONAL INFORMATION (Unaudited) (Continued)
September 30, 2025

Profitability. The Trustees considered Smith Asset’s profitability in connection with its management of the Sub-Advised Funds. The Trustees also took into account the services Smith Asset provides under the Sub-Advisory Agreements, including Smith Asset’s costs in managing each Fund. The Trustees considered the estimated costs of managing the Sub- Advised Funds and information provided by Smith Asset regarding its financial condition. The Trustees discussed the profitability level of Smith Asset, noting, among other factors and circumstances, that the level of profitability was not excessive.

Economies of Scale. The Trustees considered whether Smith Asset would realize economies of scale with respect to its management of the Sub-Advised Funds. The Board considered the extent to which economies of scale would be realized as the Sub-Advised Funds grow and whether fee levels reflect a reasonable sharing of economies of scale for the benefit of each Sub-Advised Fund’s investors. The Board noted that breakpoints may be an appropriate way for Smith Asset to share its economies of scale if the Sub-Advised Funds experience substantial asset growth; however, the Board recognized that the Sub-Advised Funds may take some time to reach an asset level where Smith Asset could realize significant economies of scale. The Board observed that economies of scale will be considered in the future as each Sub-Advised Fund’s asset level grows.

Conclusion. The Trustees, having requested and received such information from Smith Asset as it believed reasonably necessary to evaluate the terms of the Sub-Advisory Agreements, with the Independent Trustees having met in executive session with counsel, determined that renewal of the Sub-Advisory Agreement for an additional one-year term is in the best interests of the Sub-Advised Funds and their shareholders.

Foreign Tax Credit (Unaudited)

The following funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share as of fiscal years ended September 30, 2025 and September 30, 2024 were as follows:

For fiscal year ended
9/30/2025	Foreign Taxes Paid	Foreign Source Income
Cantor Fitzgerald International Equity Fund	0.02	0.18

For fiscal year ended
9/30/2024	Foreign Taxes Paid	Foreign Source Income
Cantor Fitzgerald International Equity Fund	0.02	0.21

Information regarding how the Funds vote proxies relating to portfolio securities for the twelve month period ended June 30 as well as a description of the policies and procedures that the Funds used to determine how to vote proxies are available without charge, upon request, by calling 1-833-764-2266 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

CANTOR®

FOR INQUIRIES ABOUT THE FUNDS:

CANTOR FITZGERALD INVESTMENT ADVISORS, L.P.

110 E. 59th St. New York, NY 10022
(855) 9-CANTOR / (855) 922-6867
cfsupport@cantor.com
cantorassetmanagement.com

SUB-ADVISOR

Smith Group Asset Management, LLC,
an SEC registered investment adviser.
100 Crescent Court, Suite 1150
Dallas, TX 75201

ADMINISTRATOR

Ultimus Fund Solutions, LLC
225 Pictoria Drive
Cincinnati, OH 45246

CUSTODIAN

UMB Bank, N.A.
928 Grand Blvd., 10th Floor
Kansas City, MO 64106

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.
342 N. Water St., Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL

DLA Piper LLP
1201 West Peachtree St., Suite 2900
Atlanta, GA 30309

OFFICERS

William Ferri, President
Adam Brajer, Secretary
Brian Curley, Treasurer
James Ash, Chief Compliance Officer

TRUSTEES

William Ferri, Chairman
Douglas Barnard
Ramona Heine
Louis Zurita

Cantor Fitzgerald & Co. (Member FINRA/SIPC), is the exclusive wholesale agent for the Fund.
Cantor Fitzgerald & Co. and Ultimus Fund Distributors, LLC are not affiliated.

Publication Date: 09/30/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Change in the registrant’s independent public accountant

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cantor Select Portfolios Trust

By	/s/ William Ferri
William Ferri
Principal Executive Officer/President
Date: 12/5/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ William Ferri
William Ferri
Principal Executive Officer/President
Date: 12/5/2025

By	/s/ Brian Curley
Brian Curley
Principal Financial Officer/Treasurer
Date: 12/5/2025